T. ROWE PRICE AFRICA & MIDDLE EAST FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
BAHRAIN 0.3%
Common Stocks 0.3%
Aluminium Bahrain (1)	320,241	366
Total Bahrain (Cost $514)		366

BOTSWANA 0.3%
Common Stocks 0.3%
First National Bank of Botswana	1,263,453	325
Total Botswana (Cost $292)		325

EGYPT 4.6%
Common Stocks 4.6%
Commercial International Bank Egypt, GDR (USD)	426,805	1,831
Edita Food Industries	1,243,222	1,427
Integrated Diagnostics Holdings (USD)	312,832	1,584
OCI (EUR) (1)	36,215	945
Total Egypt (Cost $4,541)		5,787

KUWAIT 12.9%
Common Stocks 12.9%
Gulf Bank	1,571,977	1,641
Humansoft Holding	309,975	3,329
Kuwait Finance House	709,475	1,815
Mabanee	994,583	2,580
National Bank of Kuwait	2,059,219	6,758
Total Kuwait (Cost $12,906)		16,123

MOROCCO 2.9%
Common Stocks 2.9%
Attijariwafa Bank	13,533	682
Label Vie	11,721	2,946
Total Morocco (Cost $3,173)		3,628

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

	Shares	$ Value
(Cost and value in $000s)

NIGERIA 4.5%

Common Stocks 4.5%
Dangote Cement	1,885,893	849
FBN Holdings	76,008,973	1,202
Guaranty Trust Bank	30,482,127	2,386
Nestle Nigeria	347,892	1,227
Total Nigeria (Cost $8,080)		5,664

RWANDA 1.5%

Common Stocks 1.5%
BK Group (KES)	6,057,609	1,811
Total Rwanda (Cost $1,877)		1,811

SAUDI ARABIA 19.0%

Common Stocks 19.0%
Al Rajhi Bank	497,459	9,099
Almarai	71,730	965
Herfy Food Services	43,685	626
Jarir Marketing	23,263	1,034
Mouwasat Medical Services	95,902	2,236
Samba Financial Group	210,211	1,824
Saudi British Bank	454,044	4,780
Saudi Co for Hardware	30,901	535
United Electronics	55,778	1,131
United International Transportation	168,127	1,524
Total Saudi Arabia (Cost $16,974)		23,754

SOUTH AFRICA 42.3%

Common Stocks 42.3%
Absa Group	480,152	5,320
AVI	235,646	1,426
Bid	90,696	1,897

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

	Shares	$ Value
(Cost and value in $000s)

Capitec Bank Holdings	21,935	1,802
Clicks Group	77,536	1,101
Dis-Chem Pharmacies	1,044,843	1,650
Famous Brands	226,584	1,441
FirstRand	1,109,677	4,748
Foschini Group	148,058	1,703
KAP Industrial Holdings	3,677,782	1,324
Life Healthcare Group Holdings	525,962	828
Mr Price Group	228,068	2,800
MTN Group	465,174	3,643
Naspers, N Shares	49,182	11,989
Nedbank Group	181,896	3,039
PSG Group	109,151	1,737
Sanlam	951,460	4,924
Shoprite Holdings	145,030	1,558
Total South Africa (Cost $54,055)		52,930

TANZANIA 0.6%

Common Stocks 0.6%
NMB Bank (1)	415,822	360
Vodacom Tanzania	1,305,429	432
Total Tanzania (Cost $1,364)		792

UNITED ARAB EMIRATES 5.9%

Common Stocks 5.9%
ADES International Holding (USD) (1)	100,623	1,364
DP World (USD)	5,729	88
Emirates NBD	122,797	397
First Abu Dhabi Bank	656,620	2,840
National Bank of Ras Al-Khaimah	819,321	1,024
Network International Holdings (GBP) (1)	225,148	1,676
Total United Arab Emirates (Cost $6,068)		7,389

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

		Shares	$ Value
(Cost and value in $000s)
UNITED KINGDOM 1.5%
Common Stocks 1.5%
Tullow Oil		355,831	834
Vivo Energy		723,452	1,049
Total United Kingdom (Cost $2,476)			1,883

ZAMBIA 0.2%
Common Stocks 0.2%
Standard Chartered Bank Zambia		1,921,722	268
Total Zambia (Cost $381)			268

SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 2.38% (2)(3)		3,951,670	3,951
Total Short-Term Investments (Cost $3,951)			3,951

Total Investments in Securities 99.7%
(Cost $116,652)			$124,671
Other Assets Less Liabilities 0.3%			412
Net Assets 100.0%			$125,083

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency
	of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipts
KES	Kenyan Shilling
USD	U. S. Dollar

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$22	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$2,023	¤	¤	$3,951	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $22 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $3,951.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE AFRICA & MIDDLE EAST FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Africa & Middle East Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE AFRICA & MIDDLE EAST FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 120,720	$ —	$ 120,720

Short-Term Investments	3,951	—	—	3,951
Total	$3,951	$ 120,720	$ —	$ 124,671

T. ROWE PRICE ASIA OPPORTUNITIES FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
CHINA 37.7%

Common Stocks 32.5%
58. com, ADR (USD) (1)	11,907	671
Alibaba Group Holding, ADR (USD) (1)	42,485	7,354
China Unicom Hong Kong (HKD)	1,406,000	1,370
China Vanke, H Shares (HKD)	1,010,100	3,794
CNOOC (HKD)	1,211,000	1,997
Country Garden Services Holdings (HKD)	1,291,000	3,109
Greentown Service Group (HKD)	1,856,000	1,563
NetEase, ADR (USD)	3,446	795
Ping An Insurance Group, H Shares (HKD)	155,500	1,833
Shimao Property Holdings (HKD)	1,005,000	2,776
TAL Education Group, ADR (USD) (1)	30,400	979
Tencent Holdings (HKD)	207,200	9,654
Tencent Music Entertainment Group, ADR (USD) (1)(2)	161,082	2,299
Yum China Holdings (USD)	70,314	3,199
		41,393
Common Stocks - China A Shares 5.2%
Han's Laser Technology Industry Group (CNH)	171,995	720
Midea Group (CNH)	79,600	626
Shenzhen Inovance Technology (CNH)	672,400	2,412
Yixintang Pharmaceutical Group (CNH)	798,500	2,832
		6,590
Total China (Cost $42,187)		47,983

HONG KONG 13.8%

Common Stocks 13.8%
AIA Group	503,400	5,162
Dairy Farm International Holdings (USD)	355,400	2,661
Galaxy Entertainment Group	205,000	1,396
HKT Trust & HKT	4,267,000	6,816

T. ROWE PRICE ASIA OPPORTUNITIES FUND

	Shares	$ Value
(Cost and value in $000s)
Hong Kong Exchanges & Clearing	44,700	1,506
Total Hong Kong (Cost $15,151)		17,541

INDIA 13.2%
Common Stocks 13.2%
Asian Paints	82,643	1,822
Axis Bank	135,225	1,321
Colgate-Palmolive India	112,597	1,942
HDFC Asset Management	34,643	1,076
Kotak Mahindra Bank	180,041	3,957
Maruti Suzuki India	14,185	1,124
Shriram Transport Finance	294,950	4,127
Voltas	170,641	1,434
Total India (Cost $15,246)		16,803

INDONESIA 2.1%
Common Stocks 2.1%
Bank Central Asia	920,700	2,021
Summarecon Agung	7,556,600	711
Total Indonesia (Cost $1,759)		2,732

PHILIPPINES 4.3%
Common Stocks 4.3%
BDO Unibank	488,948	1,406
Jollibee Foods	302,730	1,538
Philippine Seven	860,651	2,527
Total Philippines (Cost $4,423)		5,471

SINGAPORE 4.1%
Common Stocks 4.1%
DBS Group Holdings	180,800	3,447

T. ROWE PRICE ASIA OPPORTUNITIES FUND

	Shares	$ Value
(Cost and value in $000s)
SATS	525,400	1,831
Total Singapore (Cost $4,819)		5,278

SOUTH KOREA 10.8%
Common Stocks 10.8%
AMOREPACIFIC Group	23,485	1,133
LG Chem	5,587	1,580
NAVER	23,613	2,740
Samsung Electronics	179,461	6,797
SK Hynix	23,782	1,522
Total South Korea (Cost $14,428)		13,772

TAIWAN 6.3%
Common Stocks 6.3%
MediaTek	194,000	1,940
Taiwan Semiconductor Manufacturing, ADR (USD)	141,796	6,045
Total Taiwan (Cost $6,928)		7,985

THAILAND 1.4%
Common Stocks 1.4%
CP ALL	664,500	1,856
Total Thailand (Cost $1,355)		1,856

T. ROWE PRICE ASIA OPPORTUNITIES FUND

		Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 6.0%

Money Market Funds 6.0%
T. Rowe Price Government Reserve Fund, 2.38% (3)(4)		7,645,569	7,646
Total Short-Term Investments (Cost $7,646)			7,646

SECURITIES LENDING COLLATERAL 1.7%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.7%
Short-Term Funds 1.7%
T. Rowe Price Short-Term Fund 2.43%, (3)(4)		213,835	2,138
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank			2,138
Total Securities Lending Collateral (Cost $2,138)			2,138

Total Investments in Securities 101.4%
(Cost $116,080)			$129,205

Other Assets Less Liabilities (1.4)%			(1,736)

Net Assets 100.0%			$127,469

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency
	of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2019.
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE ASIA OPPORTUNITIES FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$79
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$79+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$2,989		¤	¤	$7,646
T. Rowe Price Short-Term
Fund	1,392		¤	¤	2,138
$9,784^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $79 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $9,784.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE ASIA OPPORTUNITIES FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Asia Opportunities Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE ASIA OPPORTUNITIES FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE ASIA OPPORTUNITIES FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$21,342	$ 98,079	$ —	$ 119,421
Short-Term Investments	7,646	—	—	7,646
Securities Lending Collateral	2,138	—	—	2,138
Total	$31,126	$ 98,079	$ —	$ 129,205

T. ROWE PRICE EMERGING EUROPE FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
CROATIA 1.1%
Common Stocks 1.1%
Zagrebacka Banka	189,747	1,763
Total Croatia (Cost $1,748)		1,763

CZECH REPUBLIC 1.4%
Common Stocks 1.4%
Komercni banka	58,458	2,255
Total Czech Republic (Cost $2,613)		2,255

GEORGIA 2.4%
Common Stocks 2.4%
Bank of Georgia Group (GBP)	69,901	1,187
Georgia Capital (GBP) (1)	102,017	1,215
Georgia Healthcare Group (GBP)	548,301	1,503
Total Georgia (Cost $4,266)		3,905

GREECE 1.0%
Common Stocks 1.0%
JUMBO	84,427	1,655
Total Greece (Cost $1,434)		1,655

HUNGARY 5.4%
Common Stocks 5.4%
OTP Bank	147,212	6,131
Wizz Air Holdings (GBP) (1)	57,841	2,475
Total Hungary (Cost $6,095)		8,606

KAZAKHSTAN 5.0%
Common Stocks 5.0%
Halyk Savings Bank of Kazakhstan, GDR (USD)	437,230	6,086

T. ROWE PRICE EMERGING EUROPE FUND

	Shares	$ Value
(Cost and value in $000s)

Kazakhstan Kagazy, GDR (USD) (1)(2)(3)(4)	327,395	445
NAC Kazatomprom, GDR (USD)	92,530	1,412
Total Kazakhstan (Cost $23,832)		7,943

POLAND 8.5%

Common Stocks 8.5%
Bank Polska Kasa Opieki	100,450	2,668
CCC	55,136	2,129
CD Projekt	35,381	2,092
KRUK	21,162	1,010
Powszechna Kasa Oszczednosci Bank Polski	533,986	5,623
Total Poland (Cost $15,357)		13,522

ROMANIA 2.3%

Common Stocks 2.3%
Banca Transilvania	1,648,546	998
BRD-Groupe Societe Generale	260,664	832
MED Life (1)	257,719	1,923
Total Romania (Cost $3,814)		3,753

RUSSIA 62.7%

Common Stocks 62.7%
Alrosa (USD)	637,810	819
Etalon Group, GDR (USD)	404,501	894
Gazprom PJSC, ADR (USD)	2,195,876	16,051
HeadHunter Group, Class A, ADR (USD)	55,367	1,007
LUKOIL	135,897	11,116
Mail. Ru Group, GDR (USD) (1)	430,402	11,038
MMC Norilsk Nickel	27,590	6,335
Novatek, GDR (USD)	42,855	8,942
Polyus, GDR (USD)	32,077	1,624
Sberbank of Russia	5,731,170	20,911
Sberbank of Russia, ADR (USD)	113,791	1,689
Tatneft	748,350	8,709

T. ROWE PRICE EMERGING EUROPE FUND

	Shares	$ Value
(Cost and value in $000s)
X5 Retail Group, GDR (USD)	115,920	3,881
Yandex, Class A (USD) (1)	182,400	7,154
Total Russia (Cost $75,832)		100,170

SLOVENIA 0.8%
Common Stocks 0.8%
Nova Ljubljanska Banka, GDR	104,808	1,296
Total Slovenia (Cost $1,259)		1,296

TURKEY 3.4%
Common Stocks 3.4%
BIM Birlesik Magazalar	153,098	1,285
Tofas Turk Otomobil Fabrikasi	253,102	891
Tupras Turkiye Petrol Rafinerileri	65,311	1,638
Turkcell Iletisim Hizmetleri	666,488	1,553
Total Turkey (Cost $4,431)		5,367

UNITED STATES 2.8%
Common Stocks 2.8%
EPAM Systems (1)	23,400	4,535
Total United States (Cost $1,718)		4,535

T. ROWE PRICE EMERGING EUROPE FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 1.0%

Money Market Funds 1.0%

T. Rowe Price Government Reserve Fund, 2.38% (4)(5)	1,544,799	1,545

Total Short-Term Investments (Cost $1,545)		1,545

Total Investments in Securities 97.8%
(Cost $143,944)		$156,315

Other Assets Less Liabilities 2.2%		3,516

Net Assets 100.0%		$159,831

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period-end amounts to $445 and represents 0.3% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
GBP	British Pound
USD	U. S. Dollar

T. ROWE PRICE EMERGING EUROPE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate	(Loss)			Gain/Loss	Income
Kazakhstan Kagazy		$—		$—	$—
T. Rowe Price Government
Reserve Fund		—		—	8
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$8+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
Kazakhstan Kagazy	$445		$—	$ —	$445
T. Rowe Price Government
Reserve Fund	178		¤	¤	1,545
T. Rowe Price Short-Term
Fund	4,582		¤	¤	—
$1,990^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $8 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $18,166.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING EUROPE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Europe Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING EUROPE FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can

T. ROWE PRICE EMERGING EUROPE FUND

be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$28,747	$125,578	$445	$154,770
Short-Term Investments	1,545	—	—	1,545
Total	$30,292	$125,578	$445	$156,315

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $0 for the period ended July 31, 2019.

($000s)		Gain
	Beginning	(Loss)	Ending
	Balance	During	Balance
	11/1/18	Period	7/31/19
Investment in Securities
Common Stocks	$445	$–		$445

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRIA 1.6%

Common Stocks 1.6%
Erste Group Bank	59,510	2,136
Total Austria (Cost $2,064)		2,136

BRAZIL 6.2%

Common Stocks 3.5%
Banco BTG Pactual	148,500	2,326
CCR	589,300	2,316
		4,642
Preferred Stocks 2.7%
Banco Bradesco (1)	213,440	1,938
Marcopolo (1)	1,592,892	1,590
		3,528
Total Brazil (Cost $5,584)		8,170

CHINA 35.2%

Common Stocks 35.2%
Anhui Conch Cement, H Shares (HKD)	429,000	2,477
China Overseas Land & Investment (HKD)	742,000	2,529
China Resources Power Holdings (HKD)	1,168,000	1,677
CNOOC (HKD)	1,267,000	2,089
Fosun International (HKD)	1,894,000	2,476
Haier Electronics Group (HKD)	597,000	1,403
Industrial & Commercial Bank of China, H Shares (HKD)	4,376,000	2,939
Kunlun Energy (HKD)	3,210,000	2,800
Lenovo Group (HKD)	822,000	661
PICC Property & Casualty, H Shares (HKD)	2,181,000	2,590
Ping An Insurance Group, H Shares (HKD)	244,500	2,882
Postal Savings Bank of China, Class H (HKD)	4,516,000	2,626
Sinopec Engineering Group, H Shares (HKD)	3,696,000	2,895
Sinopharm Group, H Shares (HKD)	734,000	2,713
Tsingtao Brewery, H Shares (HKD)	532,000	3,112
First Page Footer

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Uni-President China Holdings (HKD)	1,274,000	1,507
Vipshop Holdings, ADR (USD) (2)	244,700	1,860
Yangzijiang Shipbuilding Holdings (SGD)	1,538,300	1,586
YY, ADR (USD) (2)	24,552	1,576
Zhejiang Expressway, Class H (HKD)	2,252,000	2,180
Zhuzhou CRRC Times Electric, H Shares (HKD)	448,000	2,141
Total China (Cost $47,147)		46,719

COLOMBIA 1.4%
Preferred Stocks 1.4%
Grupo Aval Acciones y Valores (1)	4,805,473	1,838
Total Colombia (Cost $1,700)		1,838

EGYPT 1.2%
Common Stocks 1.2%
OCI (EUR) (2)	61,575	1,606
Total Egypt (Cost $1,256)		1,606

INDIA 4.1%
Common Stocks 4.1%
ICICI Bank, ADR (USD)	181,370	2,215
State Bank of India (2)	528,923	2,544
Tata Motors (2)	315,006	617
Total India (Cost $4,326)		5,376

INDONESIA 2.4%
Common Stocks 2.4%
Bank Negara Indonesia Persero	5,387,800	3,230

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total Indonesia (Cost $3,045)		3,230

KUWAIT 1.8%
Common Stocks 1.8%
Gulf Bank	2,282,312	2,382
Total Kuwait (Cost $2,174)		2,382

MEXICO 3.5%
Common Stocks 3.5%
Alpek SAB de CV	1,336,900	1,445
Mexichem SAB de CV	877,613	1,603
Promotora y Operadora de Infraestructura SAB de CV	183,400	1,652
Total Mexico (Cost $5,679)		4,700

PERU 0.8%
Common Stocks 0.8%
Cia de Minas Buenaventura, ADR (USD)	66,400	1,012
Total Peru (Cost $868)		1,012

PHILIPPINES 1.0%
Common Stocks 1.0%
PLDT	61,125	1,372
Total Philippines (Cost $1,506)		1,372

POLAND 1.7%
Common Stocks 1.7%
Powszechna Kasa Oszczednosci Bank Polski	211,614	2,228

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Poland (Cost $2,351)		2,228

RUSSIA 5.6%
Common Stocks 5.6%
Gazprom PJSC, ADR (USD)	257,091	1,879
Mail. Ru Group, GDR (USD) (2)	61,894	1,588
Sberbank of Russia, ADR (USD)	270,973	4,022
Total Russia (Cost $6,422)		7,489

SAUDI ARABIA 0.8%
Common Stocks 0.8%
Saudi British Bank	104,959	1,105
Total Saudi Arabia (Cost $773)		1,105

SOUTH AFRICA 10.3%
Common Stocks 10.3%
Absa Group	260,158	2,883
Barloworld	282,139	2,365
Naspers, N Shares	10,758	2,622
Nedbank Group	168,015	2,808
Telkom SA SOC	274,550	1,639
Tsogo Sun Gaming	1,447,747	1,418
Total South Africa (Cost $14,339)		13,735

SOUTH KOREA 8.9%
Common Stocks 8.9%
Korea Shipbuilding & Offshore Engineering (2)	15,885	1,442
Samsung Electronics	210,706	7,980
SK Hynix	36,582	2,342

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Total South Korea (Cost $11,490)		11,764

SWITZERLAND 1.8%
Common Stocks 1.8%
LafargeHolcim	48,988	2,404
Total Switzerland (Cost $2,469)		2,404

TAIWAN 4.0%
Common Stocks 4.0%
Hon Hai Precision Industry	709,000	1,777
Largan Precision	8,000	1,081
MediaTek	243,000	2,431
Total Taiwan (Cost $5,114)		5,289

THAILAND 2.2%
Common Stocks 2.2%
Land & Houses, NVDR	8,089,700	2,957
Total Thailand (Cost $2,542)		2,957

UNITED KINGDOM 2.2%
Common Stocks 2.2%
Standard Chartered	360,733	2,969
Total United Kingdom (Cost $3,025)		2,969

SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 2.38% (3)(4)	3,414,619	3,415
Total Short-Term Investments (Cost $3,415)		3,415

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

$ Value
(Cost and value in $000s)

Total Investments in Securities 99.3%
(Cost $127,289)		$131,896

Other Assets Less Liabilities 0.7%		969

Net Assets 100.0%		$132,865

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
EUR	Euro
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipts
SGD	Singapore Dollar
USD	U. S. Dollar

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$60	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$528	¤	¤	$3,415	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $60 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $3,415.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund), formerly the Emerging Markets Value Stock Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the

T. ROWE PRICE EMERGING MARKETS DISCOVERY STOCK FUND

issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$8,542	$ 114,573	$ —	$ 123,115
Preferred Stocks	—	5,366	—	5,366
Short-Term Investments	3,415	—	—	3,415
Total	$11,957	$ 119,939	$ —	$ 131,896

T. ROWE PRICE EMERGING MARKETS STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 2.2%
Common Stocks 2.2%
Loma Negra Cia Industrial Argentina, ADR (USD) (1)	2,262,410	27,896
MercadoLibre (USD) (1)	263,373	163,665
Tenaris, ADR (USD)	3,376,900	84,355
Total Argentina (Cost $154,366)		275,916

BELGIUM 0.8%
Common Stocks 0.8%
Anheuser-Busch InBev	946,405	95,149
Total Belgium (Cost $97,200)		95,149

BRAZIL 10.8%
Common Stocks 5.6%
B3	7,202,300	79,830
BR Malls Participacoes	9,230,202	36,376
Lojas Renner	16,572,041	205,177
Multiplan Empreendimentos Imobiliarios	4,481,077	33,370
Raia Drogasil	10,098,342	218,301
StoneCo, Class A (USD) (1)	1,347,885	47,189
Suzano Papel e Celulose	8,460,800	67,818
		688,061
Preferred Stocks 5.2%
Banco Bradesco (2)	21,026,196	190,849
Itau Unibanco Holding (2)	48,800,118	446,399
		637,248
Total Brazil (Cost $920,380)		1,325,309

CHILE 1.3%
Common Stocks 1.3%
Banco Santander Chile, ADR (USD)	5,457,461	158,212
Total Chile (Cost $133,027)		158,212
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T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

CHINA 25.4%

Common Stocks 23.5%
58. com, ADR (USD) (1)	901,300	50,815
AAC Technologies Holdings (HKD)	5,290,000	28,426
Alibaba Group Holding, ADR (USD) (1)	4,313,974	746,792
Anhui Conch Cement, H Shares (HKD)	19,972,000	115,323
Baidu, ADR (USD) (1)	801,300	89,505
China Longyuan Power Group, H Shares (HKD)	44,242,000	27,054
China Mengniu Dairy (HKD)	55,658,000	224,583
China Resources Beer Holdings (HKD)	16,954,000	79,437
CSPC Pharmaceutical Group (HKD)	27,486,000	47,699
Ctrip. com International, ADR (USD) (1)	2,832,000	110,391
Hengan International Group (HKD)	14,213,000	107,502
Huaneng Renewables, H Shares (HKD)	116,864,000	31,763
Ping An Insurance Group, H Shares (HKD)	24,053,000	283,484
Sunny Optical Technology Group (HKD)	4,815,100	55,679
TAL Education Group, ADR (USD) (1)	1,310,300	42,192
Tencent Holdings (HKD)	17,262,000	804,288
Tencent Music Entertainment Group, ADR (USD) (1)	3,316,700	47,329
		2,892,262
Common Stocks - China A Shares 1.9%
Anhui Conch Cement (3)	7,776,966	44,303
Hangzhou Hikvision Digital Technology (3)	15,128,823	67,017
Kweichow Moutai (3)	591,284	82,924
Kweichow Moutai (CNH)	88,718	12,410
Midea Group (3)	967,200	7,618
Midea Group (CNH)	2,946,349	23,146
		237,418
Total China (Cost $2,082,176)		3,129,680

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
COLOMBIA 0.3%
Common Stocks 0.3%
Grupo Aval Acciones y Valores, ADR (USD)	5,062,083	38,016
Total Colombia (Cost $53,960)		38,016

CZECH REPUBLIC 0.4%
Common Stocks 0.4%
Komercni banka	1,268,467	48,930
Total Czech Republic (Cost $49,533)		48,930

HONG KONG 2.8%
Common Stocks 2.8%
AIA Group	34,074,000	349,420
Total Hong Kong (Cost $183,681)		349,420

HUNGARY 0.9%
Common Stocks 0.9%
OTP Bank	2,507,739	104,437
Total Hungary (Cost $100,218)		104,437

INDIA 5.3%
Common Stocks 5.3%
Axis Bank	9,950,935	97,217
HDFC Bank	4,643,021	151,315
Housing Development Finance	7,881,821	242,474
Infosys	5,458,896	62,408
Maruti Suzuki India	580,199	45,967
Power Grid of India	17,955,330	55,202
Total India (Cost $400,668)		654,583

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
INDONESIA 2.7%
Common Stocks 2.7%
Astra International	220,664,100	109,368
Bank Central Asia	101,484,600	222,797
Total Indonesia (Cost $234,094)		332,165

KUWAIT 0.4%
Common Stocks 0.4%
National Bank of Kuwait	16,357,360	53,682
Total Kuwait (Cost $51,817)		53,682

MEXICO 1.3%
Common Stocks 1.3%
Grupo Aeroportuario del Sureste, ADR (USD)	309,983	47,158
Wal-Mart de Mexico	38,419,848	113,372
Total Mexico (Cost $120,824)		160,530

PERU 2.1%
Common Stocks 2.1%
Credicorp (USD)	845,700	184,354
Southern Copper (USD)	1,977,900	70,789
Total Peru (Cost $252,840)		255,143

PHILIPPINES 2.1%
Common Stocks 2.1%
SM Investments	8,573,624	167,666
Universal Robina	29,345,829	91,959
Total Philippines (Cost $186,776)		259,625

RUSSIA 4.8%
Common Stocks 4.8%
Mail. Ru Group, GDR (USD) (1)	2,159,069	55,373

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Sberbank of Russia, ADR (USD)	26,734,565	396,850
X5 Retail Group, GDR (USD)	1,957,660	65,545
Yandex, Class A (USD) (1)	1,981,430	77,712
Total Russia (Cost $445,458)		595,480

SAUDI ARABIA 0.9%
Common Stocks 0.9%
Al Rajhi Bank	6,099,356	111,566
Total Saudi Arabia (Cost $93,363)		111,566

SOUTH AFRICA 6.3%
Common Stocks 6.3%
Absa Group	5,039,519	55,841
Bid	925,273	19,354
Clicks Group	4,124,076	58,572
FirstRand	34,492,464	147,587
Naspers, N Shares	744,271	181,424
Sanlam	33,476,800	173,268
Shoprite Holdings	12,790,932	137,417
Total South Africa (Cost $795,985)		773,463

SOUTH KOREA 10.6%
Common Stocks 9.7%
LG Household & Health Care	322,959	341,957
NAVER	982,404	113,976
Samsung Electronics	15,869,757	601,062
SK Hynix	2,233,646	142,985
		1,199,980
Preferred Stocks 0.9%
Samsung Electronics (2)	3,530,573	109,189
		109,189
Total South Korea (Cost $943,155)		1,309,169

T. ROWE PRICE EMERGING MARKETS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
TAIWAN 9.6%
Common Stocks 9.6%
Catcher Technology	7,133,000	52,271
Largan Precision	2,070,000	279,820
President Chain Store	9,120,000	87,707
Taiwan Semiconductor Manufacturing	82,869,111	681,437
Uni-President Enterprises	30,290,410	78,406
Total Taiwan (Cost $817,341)		1,179,641

THAILAND 2.1%
Common Stocks 2.1%
Airports of Thailand	19,040,400	44,239
CP ALL	75,842,100	211,811
Total Thailand (Cost $137,666)		256,050

TURKEY 0.5%
Common Stocks 0.5%
BIM Birlesik Magazalar	7,957,818	66,798
Total Turkey (Cost $54,188)		66,798

UNITED ARAB EMIRATES 1.1%
Common Stocks 1.1%
DP World (USD)	144,778	2,224
First Abu Dhabi Bank	24,453,674	105,768
Network International Holdings (GBP) (1)	4,427,167	32,961
Total United Arab Emirates (Cost $95,762)		140,953

T. ROWE PRICE EMERGING MARKETS STOCK FUND

		Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 5.1%

Money Market Funds 5.1%

T. Rowe Price Government Reserve Fund, 2.38% (4)(5)		626,134,107	626,134

Total Short-Term Investments (Cost $626,134)			626,134

Total Investments in Securities 99.8%
(Cost $9,030,612)			$12,300,051

Other Assets Less Liabilities 0.2%			28,777

Net Assets 100.0%			$12,328,828

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3)	China A shares held through the QFII are subject to certain restrictions.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$7,427	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$119,813	¤	¤	$626,134	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $7,427 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $626,134.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EMERGING MARKETS STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE EMERGING MARKETS STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,986,370	$ 8,941,110	$ —	$ 10,927,480
Preferred Stocks	—	746,437	—	746,437
Short-Term Investments	626,134	—	—	626,134
Total	$2,612,504	$ 9,687,547	$ —	$ 12,300,051

T. ROWE PRICE EUROPEAN STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRIA 1.8%
Common Stocks 1.8%
BAWAG Group	137,871	5,479
Erste Group Bank	329,697	11,834
Total Austria (Cost $20,734)		17,313

BELGIUM 1.0%
Common Stocks 1.0%
KBC Group	142,916	9,189
Total Belgium (Cost $10,528)		9,189

DENMARK 1.7%
Common Stocks 1.7%
Novo Nordisk, B Shares	331,760	15,931
Total Denmark (Cost $14,939)		15,931

FINLAND 0.9%
Common Stocks 0.9%
Konecranes	283,669	8,306
Total Finland (Cost $11,332)		8,306

FRANCE 18.1%
Common Stocks 18.1%
Air Liquide	174,488	24,086
BNP Paribas	180,801	8,462
Capgemini	83,795	10,639
Dassault Aviation	12,098	16,628
EssilorLuxottica	157,480	21,318
Iliad	57,285	5,922
JCDecaux	461,699	13,293
Schneider Electric	235,166	20,289
SEB	91,105	14,572
First Page Footer

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Thales	114,684	12,922
TOTAL	451,525	23,403
Total France (Cost $158,030)		171,534

GERMANY 8.3%

Common Stocks 8.3%
Allianz	84,467	19,597
Daimler	179,147	9,258
E. ON	1,067,964	10,636
Scout24 (1)	283,476	15,678
Wirecard	45,812	7,605
Zalando (1)	359,311	16,437
Total Germany (Cost $70,426)		79,211

ITALY 8.3%

Common Stocks 8.3%
Eni	1,350,831	21,102
FinecoBank Banca Fineco	1,014,625	10,093
Hera	4,569,910	17,016
Italgas	2,317,217	14,642
Prysmian	794,581	16,358
Total Italy (Cost $82,388)		79,211

NETHERLANDS 5.9%

Common Stocks 5.9%
ASML Holding	51,533	11,483
Corbion	550,049	17,979
Koninklijke DSM	120,658	14,948
Koninklijke Vopak	241,062	11,886
Total Netherlands (Cost $49,138)		56,296

T. ROWE PRICE EUROPEAN STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
SPAIN 9.8%

Common Stocks 9.8%
Acerinox	1,275,643	10,658
Aedas Homes (1)	420,218	9,506
Bankinter	2,051,353	13,307
Cellnex Telecom	767,050	28,687
Grifols	356,795	11,563
Iberdrola	903,756	8,574
Red Electrica	574,957	10,840
Total Spain (Cost $83,882)		93,135

SWEDEN 6.4%

Common Stocks 6.4%
Autoliv, SDR	167,432	12,122
Epiroc, A Shares	974,166	10,675
Essity, B Shares	313,462	9,311
Getinge, B Shares	1,311,650	19,245
Husqvarna, B Shares	1,057,463	9,364
Total Sweden (Cost $55,684)		60,717

SWITZERLAND 16.6%

Common Stocks 16.6%
Alcon (1)	65,484	3,792
Nestle	430,739	45,696
Novartis	327,421	30,024
Roche Holding	126,843	33,952
UBS Group	1,271,844	14,196
Zurich Insurance Group	85,709	29,812
Total Switzerland (Cost $128,128)		157,472

UNITED KINGDOM 19.1%

Common Stocks 19.1%
AstraZeneca	214,763	18,554

.

T. ROWE PRICE EUROPEAN STOCK FUND

		Shares	$ Value
(Cost and value in $000s)

Experian		544,037	16,500
GlaxoSmithKline		595,560	12,317
Great Portland Estates		1,771,365	14,229
Johnson Matthey		406,299	15,843
Lloyds Banking Group		11,686,331	7,560
National Grid		1,548,403	15,870
Playtech		1,768,824	9,495
Prudential		661,703	13,614
Reckitt Benckiser Group		114,320	8,837
RELX		764,476	18,132
Royal Dutch Shell, B Shares		452,813	14,302
Travis Perkins		949,415	15,718
Total United Kingdom (Cost $179,503)			180,971

SHORT-TERM INVESTMENTS 1.7%

Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 2.38% (2)(3)		16,470,022	16,470
Total Short-Term Investments (Cost $16,470)			16,470

Total Investments in Securities 99.6%
(Cost $881,182)			$945,756
Other Assets Less Liabilities 0.4%			4,065
Net Assets 100.0%			$949,821

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency
	of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated Companies
SDR	Swedish Depositary Receipts

T. ROWE PRICE EUROPEAN STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$486
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$486+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$9,627		¤	¤	$16,470
T. Rowe Price Short-Term
Fund	—		¤	¤	—
Totals					$16,470^

#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $486 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $16,470.

These accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price European Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE EUROPEAN STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE EUROPEAN STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ 929,286	$ —	$ 929,286
Short-Term Investments	16,470	—	—	16,470
Total	$16,470	$ 929,286	$ —	$ 945,756

T. ROWE PRICE GLOBAL GROWTH STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.7%
Common Stocks 0.7%
MercadoLibre (USD) (1)	5,333	3,314
Total Argentina (Cost $1,668)		3,314

AUSTRALIA 0.5%
Common Stocks 0.5%
James Hardie Industries	186,210	2,519
Total Australia (Cost $2,423)		2,519

BELGIUM 0.3%
Common Stocks 0.3%
Umicore	51,745	1,620
Total Belgium (Cost $2,179)		1,620

BRAZIL 1.0%
Common Stocks 0.5%
StoneCo, Class A (USD) (1)	75,954	2,659
		2,659
Preferred Stocks 0.5%
Itau Unibanco Holding (2)	248,200	2,270
		2,270
Total Brazil (Cost $3,826)		4,929

CANADA 1.9%
Common Stocks 1.9%
Brookfield Asset Management, Class A (USD)	59,700	2,926
Seven Generations Energy, Class A (1)	301,802	1,676
Shopify, Class A (USD) (1)	7,714	2,452
TC Energy (USD)	50,800	2,487
Total Canada (Cost $8,908)		9,541

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

CAYMAN ISLANDS 0.4%
Common Stocks 0.2%
ANT International, Class C, Acquisition Date: 6/7/18, Cost $862
(USD) (1)(3)(4)	153,643	862
		862
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $894
(USD) (1)(3)(4)	18,139	894
		894
Total Cayman Islands (Cost $1,756)		1,756

CHINA 7.9%
Common Stocks 6.7%
3SBio (HKD) (1)	1,441,000	2,433
Alibaba Group Holding, ADR (USD) (1)	64,746	11,208
China Resources Beer Holdings (HKD)	462,000	2,165
Country Garden Services Holdings (HKD)	819,000	1,972
Ctrip. com International, ADR (USD) (1)	55,090	2,147
Huazhu Group, ADR (USD) (5)	52,800	1,730
Tencent Holdings (HKD)	136,500	6,360
Tencent Music Entertainment Group, ADR (USD) (1)(5)	118,100	1,685
Wuxi Biologics (HKD) (1)	273,500	2,907
		32,607
Common Stocks - China A Shares 1.2%
Gree Electric Appliances of Zhuhai (CNH)	299,400	2,375
Jiangsu Hengrui Medicine (CNH)	275,653	2,651
Suofeiya Home Collection (CNH)	334,399	894
		5,920
Total China (Cost $35,990)		38,527

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

DENMARK 0.3%
Common Stocks 0.3%
Chr Hansen Holding	19,583	1,710
Total Denmark (Cost $1,769)		1,710

FINLAND 0.2%
Common Stocks 0.2%
Wartsila	83,368	1,047
Total Finland (Cost $1,048)		1,047

FRANCE 3.6%
Common Stocks 3.6%
Airbus	29,574	4,180
Dassault Systemes	15,481	2,355
EssilorLuxottica	29,542	3,999
Eurofins Scientific (5)	4,455	1,906
Legrand	15,613	1,100
LVMH Moet Hennessy Louis Vuitton	4,716	1,948
TOTAL	40,177	2,082
Total France (Cost $15,840)		17,570

GERMANY 2.0%
Common Stocks 1.5%
Infineon Technologies	77,286	1,431
Knorr-Bremse	11,605	1,177
Wirecard	10,135	1,683
Zalando (1)	70,325	3,217
		7,508
Preferred Stocks 0.5%
Sartorius (2)	11,939	2,415
		2,415
Total Germany (Cost $8,376)		9,923

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

HONG KONG 1.2%

Common Stocks 1.2%
AIA Group	314,400	3,224
Galaxy Entertainment Group	266,000	1,811
Hang Lung Properties	291,000	684
Total Hong Kong (Cost $5,161)		5,719

INDIA 5.4%

Common Stocks 5.4%
Axis Bank	286,633	2,800
Britannia Industries	68,424	2,599
Godrej Consumer Products	287,027	2,498
HDFC Bank	116,109	3,784
HDFC Bank, ADR (USD)	18,113	2,083
Housing Development Finance	117,848	3,626
Kotak Mahindra Bank	266,271	5,852
Pidilite Industries	137,095	2,464
Yes Bank	496,397	643
Total India (Cost $21,518)		26,349

INDONESIA 2.6%

Common Stocks 2.6%
Bank Central Asia	2,836,900	6,228
Kalbe Farma	14,284,700	1,493
Sumber Alfaria Trijaya	44,459,300	3,047
Unilever Indonesia	570,200	1,767
Total Indonesia (Cost $10,292)		12,535

JAPAN 3.2%

Common Stocks 3.2%
Daiichi Sankyo	33,100	2,011
Daikin Industries	22,000	2,731

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

FANUC	10,500	1,866
Keyence	5,900	3,386
Recruit Holdings	46,600	1,578
SoftBank Group	61,000	3,115
Sumitomo Metal Mining	27,500	781
Total Japan (Cost $14,306)		15,468

MEXICO 0.5%
Common Stocks 0.5%
Concentradora Fibra Danhos	1,732,311	2,350
Total Mexico (Cost $2,800)		2,350

NETHERLANDS 2.1%
Common Stocks 2.1%
Adyen (1)	3,286	2,483
ASML Holding (USD)	13,885	3,094
Heineken	20,034	2,149
Koninklijke DSM	19,852	2,459
Total Netherlands (Cost $8,254)		10,185

NIGERIA 0.3%
Common Stocks 0.3%
Nestle Nigeria	399,408	1,409
Total Nigeria (Cost $1,509)		1,409

PERU 1.8%
Common Stocks 1.8%
Credicorp (USD)	17,290	3,769
InRetail Peru (USD)	131,822	5,023
Total Peru (Cost $6,653)		8,792

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

PHILIPPINES 3.2%
Common Stocks 3.2%
Ayala Land	3,641,760	3,551
BDO Unibank	1,125,966	3,238
Jollibee Foods	622,900	3,165
SM Investments	293,139	5,733
Total Philippines (Cost $14,765)		15,687

PORTUGAL 0.2%
Common Stocks 0.2%
Galp Energia	72,325	1,126
Total Portugal (Cost $1,271)		1,126

SINGAPORE 1.0%
Common Stocks 1.0%
Sea, ADR (USD) (1)(5)	134,154	4,709
Total Singapore (Cost $2,545)		4,709

SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers, N Shares	6,010	1,465
Sanlam	304,224	1,575
Total South Africa (Cost $3,332)		3,040

SOUTH KOREA 0.6%
Common Stocks 0.6%
Samsung Electronics	80,345	3,043
Total South Korea (Cost $3,176)		3,043

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

SWEDEN 1.0%
Common Stocks 1.0%
Assa Abloy, B Shares	73,339	1,682
Hexagon, B Shares	67,652	3,278
Total Sweden (Cost $4,832)		4,960

SWITZERLAND 2.8%
Common Stocks 2.8%
Givaudan	746	1,984
Julius Baer Group	46,119	1,971
Lonza Group	8,985	3,078
Nestle	34,132	3,621
Roche Holding	11,939	3,195
Total Switzerland (Cost $12,981)		13,849

THAILAND 0.5%
Common Stocks 0.5%
Central Pattana, NVDR	324,500	769
CP ALL	665,200	1,858
Total Thailand (Cost $2,380)		2,627

TURKEY 0.5%
Common Stocks 0.5%
BIM Birlesik Magazalar	101,270	850
Ulker Biskuvi Sanayi (1)	455,315	1,512
Total Turkey (Cost $2,330)		2,362

UNITED KINGDOM 4.3%
Common Stocks 4.3%
ASOS (1)	91,629	2,877
Diageo	51,472	2,146
Farfetch, Class A (USD) (1)(5)	216,948	4,361

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Ocado Group (1)	121,030	1,827
Prudential	54,401	1,119
Rentokil Initial	683,690	3,612
Rolls-Royce Holdings	175,170	1,831
Unilever	56,707	3,412
Total United Kingdom (Cost $22,140)		21,185

UNITED STATES 47.7%

Common Stocks 47.2%
Agilent Technologies	36,000	2,499
Alphabet, Class C (1)	13,962	16,987
Amazon. com (1)	7,641	14,264
American Water Works	23,600	2,709
Amphenol, Class A	27,000	2,520
Apple	19,600	4,176
Atlassian, Class A (1)	22,933	3,213
Becton Dickinson & Company	15,389	3,890
Boeing	8,810	3,006
Booking Holdings (1)	1,138	2,147
Centene (1)	21,732	1,132
Charles Schwab	107,598	4,650
Chubb	19,721	3,014
Cigna	17,056	2,898
Citigroup	46,398	3,302
Clorox (5)	17,600	2,862
Cognex	36,300	1,598
Colgate-Palmolive (5)	25,600	1,836
Concho Resources	20,300	1,983
Continental Resources (1)	30,500	1,134
CoStar Group (1)	2,290	1,409
Danaher	36,809	5,172
Eli Lilly	13,400	1,460
EOG Resources	17,113	1,469
Estee Lauder, Class A	12,700	2,339

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Eversource Energy	35,567	2,698
Facebook, Class A (1)	55,202	10,722
First Republic Bank	13,912	1,382
FleetCor Technologies (1)	8,900	2,529
Gartner (1)	16,100	2,243
General Electric	467,900	4,889
Hilton Worldwide Holdings	26,060	2,516
Intuit	17,587	4,877
Intuitive Surgical (1)	7,003	3,638
JPMorgan Chase	28,396	3,294
KKR, Class A (5)	100,200	2,680
Linde	9,900	1,894
MarketAxess Holdings	7,200	2,427
Marriott International, Class A	20,118	2,798
Marsh & McLennan	14,311	1,414
Maxim Integrated Products	35,600	2,107
MGM Resorts International	89,300	2,681
Microsoft	60,881	8,296
Morgan Stanley	52,923	2,358
Netflix (1)	9,526	3,077
NextEra Energy	28,600	5,925
Northrop Grumman	10,400	3,594
NVR (1)	300	1,003
PayPal Holdings (1)	25,598	2,826
Prologis, REIT	52,100	4,200
Roper Technologies	14,131	5,139
salesforce. com (1)	22,269	3,440
Sempra Energy (5)	42,682	5,780
ServiceNow (1)	10,100	2,802
Splunk (1)(5)	27,191	3,679
State Street	20,255	1,177
Stryker	16,390	3,438
Tableau Software, Class A (1)	17,465	2,961
TD Ameritrade Holding	73,990	3,781
Tesla (1)(5)	13,027	3,147

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

UnitedHealth Group	10,440	2,600
Veeva Systems, Class A (1)	11,800	1,958
Vertex Pharmaceuticals (1)	16,906	2,817
Visa, Class A	30,465	5,423
Waste Connections	11,826	1,073
Workday, Class A (1)	21,809	4,361
		231,313
Convertible Preferred Stocks 0.5%
Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
$342 (1)(3)(4)	36,990	342
Magic Leap, Series D, Acquisition Date: 10/12/17, Cost $286
(1)(3)(4)	10,600	286
Spacex, Series K, Acquisition Date: 5/21/19, Cost $1,461
(1)(3)(4)	7,160	1,461
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $509
(1)(3)(4)	12,929	509
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $85
(1)(3)(4)	2,171	85
		2,683
Total United States (Cost $199,401)		233,996

VIETNAM 1.1%

Common Stocks 1.1%
Masan Group (1)	1,380,505	4,724
Military Commercial Joint Stock Bank	900,010	899
Total Vietnam (Cost $5,907)		5,623

SHORT-TERM INVESTMENTS 1.4%

Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 2.38% (6)(7)	6,726,319	6,726
Total Short-Term Investments (Cost $6,726)		6,726

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 2.8%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 2.8%
Short-Term Funds 2.8%
T. Rowe Price Short-Term Fund, 2.43% (6)(7)	1,366,725	13,667
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		13,667
Total Securities Lending Collateral (Cost $13,667)		13,667

Total Investments in Securities 103.6%
(Cost $449,729)		$507,863
Other Assets Less Liabilities (3.6)%		(17,593)
Net Assets 100.0%		$490,270

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $4,439 and represents 0.9% of net assets.
(5) All or a portion of this security is on loan at July 31, 2019.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
JPY Japanese Yen
NVDR Non-Voting Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

					Unrealized
Counterparty	Settlement	Receive			Deliver	Gain/(Loss)
Morgan Stanley	8/15/19	USD	579	JPY	62,509	$4
UBS Investment Bank	8/15/19	USD	9,340	JPY	1,006,030	82
Net unrealized gain (loss) on open forward
currency exchange contracts						$86

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss		Income
T. Rowe Price Government
Reserve Fund		$—		$—		$83
T. Rowe Price Short-Term Fund		—		—		—++
Totals	$	—#		$—	$	—+

Supplementary Investment Schedule
	Value	Purchase		Sales		Value
Affiliate	10/31/18	Cost		Cost		7/31/19
T. Rowe Price Government
Reserve Fund	$2,897		¤	¤		$6,726
T. Rowe Price Short-Term
Fund	12,903		¤	¤		13,667
$20,393^
#						Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+						Investment income comprised $83 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $20,393.

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE GLOBAL GROWTH STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the

T. ROWE PRICE GLOBAL GROWTH STOCK FUND

issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$279,937$	198,409$	862$	479,208
Convertible Preferred Stocks	—	—	3,577	3,577
Preferred Stocks	—	4,685	—	4,685
Short-Term Investments	6,726	—	—	6,726
Securities Lending Collateral	13,667	—	—	13,667
Total Securities	300,330	203,094	4,439	507,863
Forward Currency Exchange Contracts	—	86	—	86
Total	$300,330$	203,180$	4,439$	507,949

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $0 for the period ended July 31, 2019.

($000 s)	Beginning	Gain (Loss)		Ending
	Balance	During	Total	Balance
	11/1/18	Period	Purchases	4/30/19
Investments in Securities
Common Stocks	$862$	— $	—	$862
Convertible Preferred Stocks	286	—	3,291	3,577
Total	$1,148$	— $	3,291	$4,439

T. ROWE PRICE GLOBAL STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.1%
Common Stocks 1.1%
MercadoLibre (USD) (1)	36,102	22,435
Total Argentina (Cost $17,776)		22,435

AUSTRALIA 1.9%
Common Stocks 1.9%
Afterpay Touch Group (1)	511,025	9,176
James Hardie Industries	2,116,600	28,627
Total Australia (Cost $34,572)		37,803

BRAZIL 0.8%
Common Stocks 0.8%
StoneCo, Class A (USD) (1)	436,467	15,281
Total Brazil (Cost $12,822)		15,281

CANADA 1.3%
Common Stocks 1.3%
Canada Goose Holdings (USD) (1)(2)	386,845	18,101
Shopify, Class A (USD) (1)	25,300	8,042
Total Canada (Cost $23,617)		26,143

CAYMAN ISLANDS 0.3%
Common Stocks 0.1%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$2,197 (USD) (1)(3)(4)	391,674	2,197
		2,197
Convertible Preferred Stocks 0.2%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $2,770
(USD) (1)(3)(4)	56,206	2,770
		2,770
Total Cayman Islands (Cost $4,967)		4,967
First Page Footer

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

CHINA 6.3%
Common Stocks 6.2%
Alibaba Group Holding, ADR (USD) (1)	255,153	44,169
Ctrip. com International, ADR (USD) (1)	442,011	17,230
Tencent Holdings (HKD)	1,304,700	60,790
		122,189
Convertible Preferred Stocks 0.1%
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost
$552 (USD) (1)(3)(4)	20,122	1,025
		1,025
Total China (Cost $110,026)		123,214

DENMARK 2.3%
Common Stocks 2.3%
Ascendis Pharma, ADR (USD) (1)	214,796	24,865
Chr Hansen Holding	113,073	9,873
Orsted	124,846	11,380
Total Denmark (Cost $39,019)		46,118

FRANCE 2.0%
Common Stocks 2.0%
Airbus	279,740	39,544
Total France (Cost $32,444)		39,544

GERMANY 1.9%
Common Stocks 0.9%
Infineon Technologies	905,627	16,774
		16,774
Preferred Stocks 1.0%
Sartorius (5)	101,242	20,479
		20,479
Total Germany (Cost $26,321)		37,253
.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

HONG KONG 1.9%
Common Stocks 1.9%
AIA Group	1,818,400	18,647
Galaxy Entertainment Group	2,797,000	19,040
Total Hong Kong (Cost $37,610)		37,687

INDIA 2.4%
Common Stocks 2.4%
Axis Bank	2,887,413	28,209
HDFC Bank	563,262	18,357
Total India (Cost $34,910)		46,566

INDONESIA 1.0%
Common Stocks 1.0%
Bank Central Asia	9,238,100	20,281
Total Indonesia (Cost $13,517)		20,281

ITALY 2.5%
Common Stocks 2.5%
DiaSorin	129,814	15,055
Ferrari (USD)	214,400	34,536
Total Italy (Cost $42,704)		49,591

JAPAN 5.4%
Common Stocks 5.4%
Chugai Pharmaceutical	510,400	36,518
Disco	79,700	14,627
Keyence	52,000	29,840
Shiseido	338,500	24,908
Total Japan (Cost $87,738)		105,893

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 1.8%
Common Stocks 1.8%
Adyen (1)	7,953	6,009
ASML Holding	132,031	29,420
Total Netherlands (Cost $25,287)		35,429

SOUTH KOREA 2.7%
Common Stocks 2.7%
Samsung Electronics	1,416,211	53,639
Total South Korea (Cost $53,329)		53,639

SWEDEN 2.9%
Common Stocks 2.9%
Essity, B Shares	1,368,405	40,646
Hexagon, B Shares	322,200	15,611
Total Sweden (Cost $50,323)		56,257

SWITZERLAND 1.9%
Common Stocks 1.9%
Alcon (1)	220,143	12,748
Julius Baer Group	382,353	16,339
Temenos	47,919	8,436
Total Switzerland (Cost $37,030)		37,523

TAIWAN 0.7%
Common Stocks 0.7%
Largan Precision	106,000	14,329
Total Taiwan (Cost $11,759)		14,329

UNITED KINGDOM 4.6%
Common Stocks 4.6%
Derwent London	537,880	19,053
.

T. ROWE PRICE GLOBAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Farfetch, Class A (USD) (1)(2)	738,892	14,852
Hiscox	479,870	9,878
IQE (1)(2)	10,523,782	8,525
London Stock Exchange Group	482,206	38,727
Total United Kingdom (Cost $89,688)		91,035

UNITED STATES 53.9%

Common Stocks 53.7%
Alphabet, Class A (1)	49,132	59,853
Amazon. com (1)	29,009	54,153
Becton Dickinson & Company	177,399	44,846
Boeing	73,950	25,230
Cboe Global Markets	255,200	27,896
Charles Schwab	353,217	15,266
CME Group	118,700	23,078
Cognex (2)	205,153	9,029
Danaher	278,100	39,073
Datadog, Acquisition Date: 5/7/19, Cost $497 (1)(3)(4)	10,378	496
EOG Resources	154,012	13,222
Equifax	196,900	27,387
Exact Sciences (1)	85,223	9,810
Facebook, Class A (1)	391,379	76,018
Intuit	87,600	24,292
Intuitive Surgical (1)	64,548	33,533
JB Hunt Transport Services	209,037	21,399
JPMorgan Chase	302,100	35,044
Maxim Integrated Products	288,610	17,083
Micron Technology (1)	343,200	15,406
Netflix (1)	121,651	39,292
NextEra Energy	151,326	31,350
NIKE, Class B	345,300	29,706
NVIDIA	59,300	10,005
PACCAR (2)	430,700	30,209
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $3,041
(1)(3)(4)	201,894	3,041
PayPal Holdings (1)	222,004	24,509
.

T. ROWE PRICE GLOBAL STOCK FUND

		Shares	$ Value
	(Cost and value in $000s)

	Ross Stores	331,800	35,181
	Sage Therapeutics (1)	115,489	18,518
	salesforce. com (1)	155,471	24,020
	Sempra Energy (2)	422,060	57,160
	Slack Technologies, Class A (1)(2)	332,532	11,113
	Splunk (1)(2)	168,949	22,860
	Synopsys (1)	291,800	38,739
	Texas Instruments	156,900	19,614
	Tradeweb Markets, Class A	160,443	7,599
	Twilio, Class A (1)	56,538	7,865
	Verily Life Sciences, Series B, Acquisition Date: 1/23/19, Cost
	$1,347 (1)(3)(4)	10,928	1,347
	Visa, Class A (2)	217,500	38,715
	Walt Disney	112,000	16,017
	Workday, Class A (1)	104,989	20,996
	Zoom Video Communications, Class A (1)(2)	3,978	380
			1,060,350
	Convertible Preferred Stocks 0.2%
	Aurora Innovation, Series B, Acquisition Date: 3/1/19, Cost
	$1,061 (1)(3)(4)	114,820	1,061
	Freenome Holdings, Series B, Acquisition Date: 6/24/19, Cost
	$971 (1)(3)(4)	213,193	971
	Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $1,483
(1)	(3)(4)	37,675	1,483
	Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $249
(1)	(3)(4)	6,326	249
			3,764
	Total United States (Cost $889,774)		1,064,114

SHORT	-TERM INVESTMENTS 0.6%

	Money Market Funds 0.6%
	T. Rowe Price Government Reserve Fund, 2.38% (6)(7)	12,301,435	12,301
	Total Short-Term Investments (Cost $12,301)		12,301

T. ROWE PRICE GLOBAL STOCK FUND

Shares	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 1.1%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1.1%

Short-Term Funds 1.1%

T. Rowe Price Short-Term Fund, 2.43% (6)(7)	2,244,148	22,442
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank	22,442
Total Securities Lending Collateral (Cost $22,442)	22,442

Total Investments in Securities 101.3%
(Cost $1,709,976)	$1,999,845

Other Assets Less Liabilities (1.3)%	(25,894)

Net Assets 100.0%	$1,973,951

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2019.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $14,640 and represents 0.7% of net assets.
(5)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(6)	Affiliated Companies
(7)	Seven-day yield
ADR	American Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE GLOBAL STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$432
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$432+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$2,136		¤	¤ $	12,301
T. Rowe Price Short-Term
Fund	36,488		¤	¤	22,442
$34,743^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $432 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $34,743.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Global Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE GLOBAL STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE GLOBAL STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($	l000 s)	Level 1	Level 2	Level 3	Total Value
	lAssets
	Common Stocks	$1,254,977	$675,006	$7,081	$1,937,064
	Convertible Preferred Stocks	—	—	7,559	7,559
	Preferred Stocks	—	20,479	—	20,479
	Short-Term Investments	12,301	—	—	12,301
	Securities Lending Collateral	22,442	—	—	22,442
	Total	$1,289,720	$695,485	$14,640	$1,999,845

	Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both
	realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized
	gain/loss on Level 3 instruments held at July 31, 2019, totaled $80,000 for the period ended July 31, 2019. During the
	period, transfers out of Level 3 were because observable market data became available for the security.

	($000 s)	Beginning	Gain (Loss)	Total	Transfers	Ending
		Balance	During	Purchases	Out of	Balance
		11/1/18	Period		Level 3	7/31/19
	Investments in Securities
	Common Stocks	$2,197	$(1)	$4,885	$—	$7,081
	Convertible Preferred Stocks	1,751	81	6,534	(807)	7,559
	Total Level 3	$3,948	$80	$11,419	$(807)	$14,640

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND
July 31, 2019 (Unaudited)

PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
BELGIUM 2.2%
Common Stocks 2.2%
Groupe Bruxelles Lambert	17,416	1,642
Ontex Group	54,506	898
Total Belgium (Cost $2,464)		2,540

CANADA 3.5%
Common Stocks 3.5%
Power Corp of Canada	68,000	1,442
Sprott Physical Gold & Silver Trust (USD) (1)(2)	191,300	2,603
Total Canada (Cost $3,715)		4,045

DENMARK 2.7%
Common Stocks 2.7%
H Lundbeck	50,066	1,930
Novozymes, B Shares	23,987	1,109
Total Denmark (Cost $3,034)		3,039

FINLAND 2.5%
Common Stocks 2.5%
Sampo, A Shares	33,674	1,398
Wartsila	112,154	1,409
Total Finland (Cost $3,246)		2,807

FRANCE 10.9%
Common Stocks 10.9%
BNP Paribas	45,084	2,110
EssilorLuxottica	12,898	1,746
JCDecaux	52,193	1,503
Klepierre	49,721	1,534
Sanofi	15,188	1,265

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Schneider Electric	9,767	843
TOTAL	44,690	2,316
Wendel	8,617	1,187
Total France (Cost $12,242)		12,504

GERMANY 11.2%
Common Stocks 9.8%
Allianz	4,446	1,032
BASF	22,595	1,500
Bayer	23,438	1,518
Beiersdorf	8,691	1,007
Continental	11,899	1,632
Daimler	30,187	1,560
Deutsche Telekom	50,569	828
GEA Group	27,405	680
Siemens	13,348	1,453
		11,210
Preferred Stocks 1.4%
Henkel (3)	15,491	1,598
		1,598
Total Germany (Cost $13,283)		12,808

HONG KONG 2.3%
Common Stocks 2.3%
CK Hutchison Holdings	144,472	1,350
Samsonite International	660,900	1,294
Total Hong Kong (Cost $3,289)		2,644

ITALY 3.1%
Common Stocks 3.1%
Eni	118,494	1,851
PRADA (HKD)	542,100	1,664
Total Italy (Cost $3,479)		3,515

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
JAPAN 19.1%

Common Stocks 19.1%
Asics	179,400	1,922
Astellas Pharma	108,500	1,538
Hoshizaki	27,400	1,936
Hoya	14,800	1,135
Japan Tobacco	76,700	1,690
Kirin Holdings	99,000	2,147
Mitsubishi	73,100	1,963
Mitsubishi Electric	132,800	1,734
Nippon Telegraph & Telephone	33,100	1,494
Otsuka Holdings	73,600	2,707
Shimano	12,600	1,779
Suntory Beverage & Food	45,700	1,813
Total Japan (Cost $21,897)		21,858

NETHERLANDS 6.1%

Common Stocks 6.1%
ASML Holding	6,906	1,539
GrandVision	42,153	1,263
HAL Trust	14,079	2,189
Heineken	9,430	1,012
Unilever	17,388	1,008
Total Netherlands (Cost $5,903)		7,011

SWEDEN 4.6%

Common Stocks 4.6%
Epiroc, B Shares	96,768	1,006
Essity, B Shares	20,220	601
Industrivarden, C Shares	39,984	869
Investor, B Shares	19,908	946
Kinnevik, B Shares	35,698	908

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
L E Lundbergforetagen, B Shares	23,750	879
Total Sweden (Cost $4,511)		5,209

SWITZERLAND 7.3%

Common Stocks 7.3%
Nestle	18,220	1,933
Novartis	16,584	1,521
Pargesa Holding	22,284	1,673
Roche Holding	6,939	1,857
UBS Group	35,490	396
Zurich Insurance Group	2,836	986
Total Switzerland (Cost $6,879)		8,366

UNITED KINGDOM 11.1%

Common Stocks 11.1%
Amcor (AUD)	143,165	1,515
BAE Systems	299,582	1,990
BHP Group	49,463	1,180
GlaxoSmithKline	42,898	887
National Grid	142,869	1,464
Reckitt Benckiser Group	10,426	806
Smiths Group	81,205	1,615
Standard Chartered	173,473	1,428
Vodafone Group	964,942	1,756
Total United Kingdom (Cost $12,206)		12,641

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

		Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 11.9%

Money Market Funds 11.9%

T. Rowe Price Government Reserve Fund, 2.38% (4)(5)		13,606,215	13,606

Total Short-Term Investments (Cost $13,606)			13,606

Total Investments in Securities 98.5%
(Cost $109,754)			$112,593

Other Assets Less Liabilities 1.5%			1,721

Net Assets 100.0%			$114,314

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency of
	the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Organized as a closed-end management investment company.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend
	rate may not be consistent each pay period and could be zero for a particular
	year.
(4)	Seven-day yield
(5)	Affiliated Companies
AUD	Australian Dollar
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

AFFILIATED COMPANIES
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$192	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$4,437	¤	¤$	13,606	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $192 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $13,606.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND
UNAUDITED
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL DISCIPLINED EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$2,603	$94,786	$—	$97,389
Preferred Stocks	—	1,598	—	1,598
Short-Term Investments	13,606	—	—	13,606
Total	$16,209	$96,384	$—	$112,593

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.5%
Common Stocks 1.5%
MercadoLibre (USD) (1)	189,000	117,448
Total Argentina (Cost $17,303)		117,448

AUSTRALIA 2.1%
Common Stocks 2.1%
Cochlear	346,872	52,117
NEXTDC (1)	6,199,099	28,953
oOh!media	8,520,854	25,923
Pendal Group	3,520,672	18,722
Quintis (1)(2)	11,549,108	—
Steadfast Group	15,003,694	38,915
Total Australia (Cost $141,658)		164,630

BELGIUM 0.9%
Common Stocks 0.9%
Biocartis (1)(3)	1,176,363	13,986
Galapagos (1)	314,275	54,530
Total Belgium (Cost $47,544)		68,516

BRAZIL 2.5%
Common Stocks 2.0%
Iguatemi Empresa de Shopping Centers	3,058,100	38,567
Odontoprev	8,410,000	38,564
StoneCo, Class A (USD) (1)(3)	1,232,452	43,148
Transmissora Alianca de Energia Eletrica	4,761,277	34,584
		154,863
Preferred Stocks 0.5%
Marcopolo (4)(5)	38,954,583	38,890
		38,890
Total Brazil (Cost $143,128)		193,753

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

CANADA 5.3%

Common Stocks 5.3%
Altus Group (3)	1,542,100	39,154
CAE	1,498,800	40,417
Canada Goose Holdings (USD) (1)(3)	542,900	25,402
Computer Modelling Group	755,400	3,755
Descartes Systems Group (1)	1,041,400	37,835
DIRTT Environmental Solutions (1)(5)	7,939,570	41,629
Seven Generations Energy, Class A (1)	1,936,530	10,755
Shopify, Class A (1)	489,843	155,664
Spin Master (1)(5)	1,907,925	54,211
Total Canada (Cost $252,062)		408,822

CHINA 10.2%

Common Stocks 7.6%
3SBio (HKD) (1)	15,848,500	26,765
58. com, ADR (USD) (1)	864,667	48,750
Baozun, ADR (USD) (1)(3)	814,749	40,420
Country Garden Services Holdings (HKD)	73,898,000	177,938
CStone Pharmaceuticals (HKD) (1)	15,053,500	22,637
Haier Electronics Group (HKD)	17,301,000	40,662
Hope Education Group (HKD) (3)	174,032,000	27,900
Huazhu Group, ADR (USD) (3)	961,068	31,485
Livzon Pharmaceutical Group, H Shares (HKD)	9,324,510	22,619
Luthai Textile, B Shares (HKD) (5)	19,948,219	20,062
Sinopec Engineering Group, H Shares (HKD)	34,730,000	27,208
Sinotrans, H Shares (HKD)	68,609,000	23,647
SSY Group (HKD)	38,316,000	33,974
TravelSky Technology, H Shares (HKD)	4,474,000	8,757
TuanChe, ADR (USD) (1)	536,187	2,456
Wise Talent Information Technology (HKD) (1)(3)	12,590,800	29,862
		585,142

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Common Stocks - China A Shares 2.6%
BTG Hotels Group (CNH)	9,006,622	22,033
Changzhou Xingyu Automotive Lighting Systems (6)	1,944,387	21,460
Guangzhou Wondfo Biotech, Class A (CNH)	1,342,500	7,432
Jiajiayue Group (6)	10,060,959	33,605
Opple Lighting (CNH)	5,527,598	24,117
Shenzhen Sunway Communication (CNH) (1)	6,460,425	26,130
Yifeng Pharmacy Chain (CNH)	3,502,400	35,296
Yixintang Pharmaceutical (CNH)	8,117,300	28,792
		198,865
Total China (Cost $706,132)		784,007

DENMARK 1.1%
Common Stocks 1.1%
Ambu, Class B	3,420,450	50,088
Netcompany Group (1)	886,673	34,851
Total Denmark (Cost $35,374)		84,939

EGYPT 0.5%
Common Stocks 0.5%
Edita Food Industries, GDR (USD)	1,758,531	9,388
Integrated Diagnostics Holdings (USD)	5,424,510	27,473
Total Egypt (Cost $33,031)		36,861

FINLAND 1.0%
Common Stocks 1.0%
Huhtamaki	694,544	26,384
Konecranes	754,427	22,091
Terveystalo	2,975,670	29,332
Total Finland (Cost $90,331)		77,807

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
FRANCE 2.9%

Common Stocks 2.9%
BioMerieux	100,541	8,508
Edenred	954,778	47,912
Eurofins Scientific (3)	111,162	47,551
SMCP (1)(3)	2,827,560	44,214
Solocal Group (1)(3)	21,901,212	18,137
SPIE	1,556,808	28,856
Tarkett (3)	494,487	8,272
Tikehau Capital	1,109,818	24,027
Total France (Cost $217,830)		227,477

GEORGIA 0.2%

Common Stocks 0.2%
Georgia Healthcare Group (GBP)	6,150,583	16,855
Total Georgia (Cost $18,172)		16,855

GERMANY 4.0%

Common Stocks 4.0%
ADO Properties	440,553	18,874
AIXTRON (1)(5)	6,222,937	69,455
Aumann	382,194	6,235
Brenntag	491,614	24,011
Hypoport (1)	84,880	22,411
Instone Real Estate Group (1)	1,767,983	37,661
Norma Group	700,810	25,128
Scout24 (1)	1,188,428	65,729
SGL Carbon (1)	2,848,730	19,155
Shop Apotheke Europe (1)(3)	527,323	20,674
Total Germany (Cost $280,467)		309,333

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
HONG KONG 1.2%
Common Stocks 1.2%
Chow Sang Sang Holdings International	9,436,000	12,863
Impro Precision Industries (1)	60,088,000	32,776
SITC International Holdings	42,153,000	46,463
Total Hong Kong (Cost $69,676)		92,102

INDIA 2.3%
Common Stocks 2.3%
Blue Star	2,354,485	23,508
Cyient	4,349,392	28,634
Escorts	2,977,140	20,214
Hexaware Technologies	6,662,556	34,920
TeamLease Services (1)	750,808	28,918
Torrent Pharmaceuticals	1,353,648	32,726
Varroc Engineering (1)	1,958,867	11,982
Total India (Cost $171,191)		180,902

IRELAND 1.1%
Common Stocks 1.1%
Cairn Homes (1)	23,436,941	27,619
DCC (GBP)	642,398	54,173
Total Ireland (Cost $67,359)		81,792

ITALY 3.5%
Common Stocks 3.5%
Amplifon	5,198,071	128,119
Brunello Cucinelli	676,975	21,441
Carel Industries (3)	3,600,815	44,353
FinecoBank Banca Fineco	4,575,580	45,518
Gima TT (3)	1,624,451	14,531
Piovan	2,006,876	14,103
Total Italy (Cost $186,112)		268,065

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)

JAPAN 20.0%

Common Stocks 20.0%
Aida Engineering	2,578,300	20,409
Aruhi (3)	1,729,400	32,492
Bank of the Ryukyus	359,900	3,731
Capcom	540,400	11,284
CyberAgent	889,500	35,691
Denka	521,900	15,019
DIC	1,292,600	34,874
Disco	191,600	35,164
Electric Power Development, Class C	1,735,800	38,858
Fujitec	2,888,200	36,005
Fujitsu General	2,080,700	33,252
Fukuoka Financial Group	1,685,100	30,858
Hanwa	1,679,100	45,751
Heiwa Real Estate	1,808,400	37,978
Hikari Tsushin	167,000	36,820
HIS (3)	606,400	14,790
Hitachi Metals	1,369,000	14,393
Horiba	347,200	18,580
Hoshino Resorts	7,923	40,955
Hoshizaki	390,100	27,560
Idec	938,400	16,853
Kakaku. com	582,300	12,095
Koito Manufacturing	485,400	24,267
Mabuchi Motor (3)	767,200	26,487
Maeda	4,811,000	36,044
METAWATER	860,300	28,790
Mitsui Fudosan Logistics Park	5,451	19,673
Mitsui Mining & Smelting	1,357,500	31,188
Miura	859,800	23,767
Modec	1,078,500	28,624
Musashi Seimitsu Industry	2,763,400	36,159
Nextage	1,553,300	17,552

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
NGK Spark Plug	1,579,400	30,158
Nifco	1,046,600	25,813
Nikkiso	2,020,500	25,859
Nippon Ceramic	819,500	21,358
Nippon Seiki	2,161,100	37,851
Nippon Soda	917,600	23,079
Nitto Boseki	971,700	21,839
NOF	969,100	34,688
Obara Group	742,100	25,686
PALTAC	522,400	25,501
Persol Holdings	1,792,300	43,350
Press Kogyo	528,800	2,390
Round One	2,519,500	38,295
Sakata INX	2,738,000	27,491
Sakata Seed	589,800	19,059
Sansan (1)(3)	292,100	15,895
Sanwa Holdings	3,853,900	42,965
Sega Sammy Holdings	2,681,300	34,372
Stanley Electric	1,316,800	32,652
Sumitomo Seika Chemicals	557,800	17,424
Toyo Tire (3)	2,077,200	27,135
UT Group (3)	812,600	17,830
VT Holdings	4,247,100	16,693
Yellow Hat	2,249,000	28,749
Yume No Machi Souzou linkai (3)	471,800	7,074
ZOZO	1,889,200	35,623
Total Japan (Cost $1,355,521)		1,544,792

LUXEMBOURG 0.2%

Common Stocks 0.2%
B&S Group Sarl	1,024,438	16,658
Total Luxembourg (Cost $16,833)		16,658

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
NETHERLANDS 3.6%
Common Stocks 3.6%
Aalberts	759,729	30,569
Basic-Fit (1)	609,257	19,187
GrandVision	1,790,591	53,671
IMCD	670,487	59,070
Intertrust	1,944,881	37,152
Kendrion	535,816	10,307
Takeaway. com (1)(3)	526,207	47,072
Van Lanschot Kempen, GDR	1,179,244	24,079
Total Netherlands (Cost $193,149)		281,107

NEW ZEALAND 1.0%
Common Stocks 1.0%
Fisher & Paykel Healthcare	6,946,235	74,872
Total New Zealand (Cost $16,129)		74,872

RUSSIA 1.0%
Common Stocks 1.0%
Mail.Ru Group, GDR (USD) (1)	3,072,798	78,808
Total Russia (Cost $83,836)		78,808

SOUTH KOREA 1.0%
Common Stocks 1.0%
Douzone Bizon	480,418	25,817
Korean Reinsurance	618,230	4,168
LEENO Industrial	253,109	11,802
Osstem Implant (1)	658,288	38,123
Total South Korea (Cost $58,220)		79,910

SPAIN 3.1%
Common Stocks 3.1%
Aedas Homes (1)	1,603,983	36,285

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Amadeus IT Group, A Shares	746,963	58,373
CIE Automotive	922,183	23,318
Inmobiliaria Colonial Socimi	6,688,260	74,646
Laboratorios Farmaceuticos Rovi	1,882,106	43,265
Total Spain (Cost $194,086)		235,887

SWEDEN 2.5%

Common Stocks 2.5%
Ambea	3,466,418	24,435
Avanza Bank Holding	3,458,210	30,860
Elekta, B Shares	5,429,192	77,245
Thule Group	2,638,513	57,633
Total Sweden (Cost $138,221)		190,173

SWITZERLAND 2.9%

Common Stocks 2.9%
ams (1)	550,251	28,726
DKSH Holding	732,208	36,975
Dufry	301,169	26,413
Sensirion Holding (1)(3)	466,979	16,786
Tecan Group	290,212	73,734
Zur Rose Group (1)(3)	411,614	39,246
Total Switzerland (Cost $225,200)		221,880

TAIWAN 2.1%

Common Stocks 2.1%
Machvision	1,900,000	22,440
Silergy	2,857,000	57,630
Sinbon Electronics	8,498,387	36,088
Taiwan Union Technology	8,418,000	34,425
Teco Electric & Machinery	17,151,000	13,657
Total Taiwan (Cost $142,324)		164,240

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED ARAB EMIRATES 0.7%

Common Stocks 0.7%
Air Arabia (1)	68,102,827	20,770
Network International Holdings (GBP) (1)	4,022,896	29,951
Total United Arab Emirates (Cost $44,932)		50,721

UNITED KINGDOM 16.6%

Common Stocks 16.6%
Abcam	5,339,603	84,570
AJ Bell	2,807,830	14,184
Ascential (5)	20,263,484	97,954
ASOS (1)	1,334,843	41,917
Bakkavor Group	13,939,991	17,972
Cineworld Group	18,277,490	56,738
Croda International	193,518	10,993
Draper Esprit (1)	5,386,666	33,078
Farfetch, Class A (USD) (1)(3)	228,907	4,601
First Derivatives (5)	1,584,228	56,500
Funding Circle Holdings (1)	2,075,709	2,856
Genus	1,123,053	36,051
Intermediate Capital Group	4,984,137	83,963
Investec	6,120,909	34,826
IP Group (1)	10,294,455	8,588
IQE (1)(3)(5)	58,786,270	47,621
Keywords Studios (3)	2,591,247	52,017
LivaNova (USD) (1)	460,039	35,446
Majestic Wine (3)(5)	4,375,510	13,549
Ocado Group (1)	4,712,977	71,140
Oxford Instruments	1,126,546	17,704
Playtech	10,683,860	57,352
Polypipe Group	2,243,457	11,146
Rathbone Brothers	658,544	17,645
Renishaw	404,868	18,848
Rotork	7,405,259	27,651
Sophos Group	6,481,763	34,218

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

	Shares	$ Value
(Cost and value in $000s)
Spirax-Sarco Engineering	360,156	39,273
Syncona (7)	10,372,075	32,036
Ted Baker (3)	1,436,775	15,953
Trainline (1)	7,318,986	38,095
Tyman	7,774,655	20,588
Victrex	2,363,937	58,455
WANdisco (1)(3)(5)	2,744,378	19,540
Watches of Switzerland Group (1)	6,670,527	23,079
Xaar (5)	5,949,789	6,412
YouGov (5)	6,244,779	43,128
Total United Kingdom (Cost $1,244,379)		1,285,687

UNITED STATES 0.8%
Common Stocks 0.8%
Wix. com (1)	403,200	59,883
Total United States (Cost $24,386)		59,883

SHORT-TERM INVESTMENTS 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 2.38% (5)(8)	293,430,395	293,430
Total Short-Term Investments (Cost $293,430)		293,430

SECURITIES LENDING COLLATERAL 3.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3.5%
Short-Term Funds 3.5%
T. Rowe Price Short-Term Fund, 2.43% (5)(8)	27,287,831	272,878
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		272,878
Total Securities Lending Collateral (Cost $272,878)		272,878

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Total Investments in Securities 103.1%
(Cost $6,780,894)	$7,964,235

Other Assets Less Liabilities (3.1)%	(237,230)

Net Assets 100.0%	$7,727,005

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	All or a portion of this security is on loan at July 31, 2019.
(4)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(5)	Affiliated Companies
(6)	China A shares held through the QFII are subject to certain restrictions.
(7)	Organized as a closed-end management investment company.
(8)	Seven-day yield
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
AIXTRON	$(6,762)	$(4,737)	$—
Ascential	—	832	995
DIRTT Environmental Solutions	—	(226)	—
First Derivatives	—	(5,146)	530
IQE	—	(19,958)	—
Luthai Textile, B Shares	—	(2,285)	1,489
Majestic Wine	—	(8,310)	112
Marcopolo	243	(2,247)	1,201
Spin Master	—	(13,674)	—
Taiwan Union Technology	2,918	14,084	—
WANdisco	—	5,476	—
Xaar	—	(4,667)	—
YouGov	—	11,408	238
T. Rowe Price Government
Reserve Fund	—	—	5,061
T. Rowe Price Short-Term Fund	—	—	—++
Affiliates not held at year end	(45,713)	48,367	567
Totals	$(49,314)#	$18,917	$10,193+

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/18	Cost	Cost	7/31/19
AIXTRON	$90,355$	2,274$	18,437$	69,455
Ascential	*	5,717	—	97,954
DB HiTek	25,575	—	44,096	—
DIRTT Environmental
Solutions	41,855	—	—	41,629
Ebiquity	6,172	—	12,122	—
First Derivatives	57,201	4,445	—	56,500
Flybe Group	1,998	—	25,894	—
IQE	67,018	561	—	47,621
Luthai Textile, B Shares	22,347	—	—	20,062
Majestic Wine	21,859	—	—	13,549
Marcopolo	41,137	—	—	38,890
Spin Master	67,885	—	—	54,211
Taiwan Union Technology	46,151	—	25,810	*
WANdisco	14,064	—	—	19,540
Xaar	11,079	—	—	6,412
YouGov	31,720	—	—	43,128
T. Rowe Price Government
Reserve Fund	603,342	¤	¤	293,430
T. Rowe Price Short-Term
Fund	255,768	¤	¤	272,878
				$1,075,259^
#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $10,193 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,059,346.
*	On the date indicated, issuer was held but not considered an affiliated company.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Discovery Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)		Level 1	Level 2		Level 3	Total Value
Assets
Common Stocks		$409,039$	6,949,998	$	— $	7,359,037
Preferred Stocks		—	38,890		—	38,890
Short-Term Investments		293,430	—		—	293,430
Securities Lending Collateral		272,878	—		—	272,878
Total		$975,347$	6,988,888	$	— $	7,964,235

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $0 for the period ended July 31, 2019.

($000 s)		Beginning Balance	Gain (Loss) During Ending Balance
		11/1/18			Period	7/31/19
Investment in Securities
Common Stocks	$	— $			— $	—

T. ROWE PRICE INTERNATIONAL STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.3%
Common Stocks 0.3%
Globant (USD) (1)	362,797	38,457
Total Argentina (Cost $18,708)		38,457

AUSTRALIA 0.6%
Common Stocks 0.6%
South32	42,949,375	91,386
Total Australia (Cost $58,712)		91,386

AUSTRIA 1.2%
Common Stocks 1.2%
Erste Group Bank	4,862,724	174,537
Total Austria (Cost $157,614)		174,537

BELGIUM 0.4%
Common Stocks 0.4%
Galapagos (1)	310,898	53,944
Total Belgium (Cost $31,560)		53,944

BRAZIL 1.0%
Common Stocks 1.0%
Banco Bradesco, ADR (USD)	10,136,135	91,631
StoneCo, Class A (USD) (1)(2)	1,638,737	57,372
Total Brazil (Cost $99,146)		149,003

CANADA 4.1%
Common Stocks 4.1%
Canadian Natural Resources	2,642,900	66,943
Canadian Pacific Railway	326,848	78,037
Magna International (USD)	4,315,960	217,611

T. ROWE PRICE INTERNATIONAL STOCK FUND

		Shares	$ Value
	(Cost and value in $000s)
	Restaurant Brands International (USD)	1,863,129	137,313
	Seven Generations Energy, Class A (1)(3)	18,208,221	101,126
	Total Canada (Cost $617,104)		601,030

	CAYMAN ISLANDS 0.1%
	Convertible Preferred Stocks 0.1%
	ByteDance, Series E, Acquisition Date: 7/8/19, Cost: $14,875
(USD)	(1)(4)(5)	301,796	14,875
	Total Cayman Islands (Cost $14,875)		14,875

	CHINA 7.2%
	Common Stocks 5.2%
	58. com, ADR (USD) (1)(2)	1,331,065	75,046
	Alibaba Group Holding, ADR (USD) (1)	1,579,523	273,431
	China Mengniu Dairy (HKD)	22,636,000	91,337
	China Overseas Land & Investment (HKD)	20,310,000	69,238
	Hansoh Pharmaceutical Group (HKD) (1)	8,588,000	23,313
	Tencent Holdings (HKD)	5,011,600	233,505
			765,870
	Common Stocks - China A Shares 1.8%
	BTG Hotels Group (CNH)	15,562,488	38,071
	Gree Electric Appliances of Zhuhai (CNH)	14,005,857	111,075
	Kweichow Moutai (CNH)	817,140	114,299
			263,445
	Convertible Preferred Stocks 0.2%
	Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15, Cost:
	$15,060 (USD) (1)(4)(5)	549,113	27,968
			27,968
	Total China (Cost $561,341)		1,057,283

	FINLAND 0.8%
	Common Stocks 0.8%
	Sampo, A Shares	2,969,003	123,284
	Total Finland (Cost $130,759)		123,284

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

FRANCE 7.8%

Common Stocks 7.8%
Air Liquide	1,055,795	145,738
Airbus (6)	919,468	129,977
BNP Paribas	955,459	44,716
Dassault Aviation	111,373	153,078
EssilorLuxottica	1,426,131	193,051
LVMH Moet Hennessy Louis Vuitton	99,268	41,004
Thales	2,667,659	300,576
TOTAL	1,176,622	60,985
Ubisoft Entertainment (1)(6)	907,690	74,662
Total France (Cost $977,855)		1,143,787

GERMANY 4.2%

Common Stocks 4.0%
Bayer	2,463,130	159,535
Fresenius	311,787	15,579
Infineon Technologies	1,894,865	35,097
Knorr-Bremse	589,881	59,827
Merck	251,580	25,660
SAP	1,163,610	142,236
Wirecard	411,765	68,357
Zalando (1)	1,687,454	77,195
		583,486
Preferred Stocks 0.2%
Sartorius (7)	137,489	27,811
		27,811
Total Germany (Cost $589,508)		611,297

HONG KONG 3.4%

Common Stocks 3.4%
AIA Group	25,743,000	263,988
CK Hutchison Holdings	9,047,572	84,549

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Jardine Matheson Holdings (USD)	2,602,600	157,967
Total Hong Kong (Cost $339,108)		506,504

INDIA 4.8%
Common Stocks 4.8%
Axis Bank	13,065,231	127,642
Housing Development Finance	9,444,753	290,556
Maruti Suzuki India	1,120,807	88,797
NTPC	100,824,872	184,933
Yes Bank	16,674,472	21,612
Total India (Cost $499,601)		713,540

INDONESIA 1.8%
Common Stocks 1.8%
Bank Central Asia	85,134,300	186,902
Sarana Menara Nusantara	1,515,891,900	79,829
Total Indonesia (Cost $127,326)		266,731

ITALY 0.9%
Common Stocks 0.9%
Banca Mediolanum (2)	19,519,538	139,665
Total Italy (Cost $151,452)		139,665

JAPAN 13.7%
Common Stocks 13.7%
Chugai Pharmaceutical	1,028,100	73,558
Daiichi Sankyo	855,600	51,992
Disco	383,200	70,328
en-japan	1,403,200	57,563
Fujitsu General (2)(3)	5,645,100	90,215
Hoshizaki	584,500	41,294
Kansai Paint	1,936,600	38,242
Koito Manufacturing	985,300	49,258

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Kusuri no Aoki Holdings (2)	435,400	28,788
Mitsubishi Electric	10,021,400	130,887
Murata Manufacturing	2,878,500	131,810
Nippon Telegraph & Telephone	4,658,500	210,243
Otsuka Holdings	1,174,900	43,207
Outsourcing	3,667,500	43,657
Persol Holdings	4,332,900	104,800
Sega Sammy Holdings	3,949,300	50,626
Seven & i Holdings	5,921,400	202,085
Stanley Electric	3,127,600	77,554
Suzuki Motor	794,900	31,087
Takeda Pharmaceutical	8,042,911	276,804
Terumo	2,503,000	72,851
Trend Micro	849,300	37,031
Yahoo Japan	35,227,600	103,179
Total Japan (Cost $1,889,917)		2,017,059

NETHERLANDS 4.7%

Common Stocks 4.7%
ASML Holding	880,925	196,292
Koninklijke Philips	5,230,446	245,364
NXP Semiconductors (USD)	2,438,612	252,128
Total Netherlands (Cost $481,977)		693,784

PERU 0.7%

Common Stocks 0.7%
Credicorp (USD)	474,232	103,378
Total Peru (Cost $93,495)		103,378

PHILIPPINES 0.4%

Common Stocks 0.4%
SM Investments	2,878,620	56,294
Total Philippines (Cost $47,013)		56,294

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
POLAND 0.2%
Common Stocks 0.2%
Powszechny Zaklad Ubezpieczen	2,668,248	28,696
Total Poland (Cost $30,362)		28,696

PORTUGAL 2.4%
Common Stocks 2.4%
Galp Energia	12,846,007	199,989
Jeronimo Martins	9,866,579	159,208
Total Portugal (Cost $356,842)		359,197

SAUDI ARABIA 0.3%
Common Stocks 0.3%
Al Rajhi Bank	2,350,970	43,003
Total Saudi Arabia (Cost $34,425)		43,003

SOUTH AFRICA 3.9%
Common Stocks 3.9%
FirstRand	28,257,869	120,910
Naspers, N Shares	1,868,522	455,472
Total South Africa (Cost $514,267)		576,382

SOUTH KOREA 3.6%
Common Stocks 3.6%
LG Household & Health Care	76,812	81,331
NAVER	1,830,333	212,350
Samsung Electronics	6,086,504	230,524
Total South Korea (Cost $404,220)		524,205

SPAIN 1.3%
Common Stocks 1.3%
Amadeus IT Group, A Shares (6)	2,070,771	161,824

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Grifols, ADR (USD)	1,312,291	29,868
Total Spain (Cost $102,208)		191,692

SWEDEN 2.6%
Common Stocks 2.6%
Essity, B Shares	10,056,803	298,718
Hexagon, B Shares	1,725,514	83,605
Total Sweden (Cost $289,635)		382,323

SWITZERLAND 6.8%
Common Stocks 6.8%
dormakaba Holding	100,449	73,609
Julius Baer Group	2,687,496	114,844
Lonza Group (6)	553,205	189,502
Nestle	2,689,026	285,271
Roche Holding	469,404	125,643
UBS Group	18,785,410	209,680
Total Switzerland (Cost $939,001)		998,549

TAIWAN 2.0%
Common Stocks 2.0%
Largan Precision	309,000	41,770
Taiwan Semiconductor Manufacturing	31,335,000	257,670
Total Taiwan (Cost $125,094)		299,440

THAILAND 0.7%
Common Stocks 0.7%
CP ALL	37,411,400	104,482
Total Thailand (Cost $42,567)		104,482

UNITED ARAB EMIRATES 0.8%
Common Stocks 0.8%
First Abu Dhabi Bank	20,446,137	88,434

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Network International Holdings (GBP) (1)	4,050,919	30,160
Total United Arab Emirates (Cost $83,748)		118,594

UNITED KINGDOM 8.4%

Common Stocks 8.2%
Amcor (AUD)	17,519,640	185,380
British American Tobacco	6,054,092	215,723
Burberry Group	2,337,165	64,444
ConvaTec Group	23,204,649	43,844
Farfetch, Class A (USD) (1)(2)	3,266,931	65,665
Homeserve	3,338,617	46,194
LivaNova (USD) (1)	843,955	65,027
London Stock Exchange Group	1,821,596	146,296
Prudential	4,317,133	88,822
Reckitt Benckiser Group	1,036,573	80,131
Smith & Nephew (6)	5,557,495	125,815
Vodafone Group	45,471,063	82,757
		1,210,098
Convertible Preferred Stocks 0.2%
Roofoods, Series G, Acquisition Date: 5/16/19, Cost: $28,453
(USD) (1)(4)(5)	68,085	28,453
		28,453
Total United Kingdom (Cost $1,266,708)		1,238,551

UNITED STATES 5.4%

Common Stocks 5.4%
Booking Holdings (1)(2)	77,841	146,856
Liberty Latin America, Class C (1)	4,291,842	70,386
Linde (EUR)	840,565	160,736
Mastercard, Class A	640,500	174,389
Philip Morris International	1,422,090	118,901
Waste Connections	1,393,200	126,391
Total United States (Cost $550,951)		797,659

T. ROWE PRICE INTERNATIONAL STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 3.4%

Money Market Funds 3.4%

T. Rowe Price Government Reserve Fund, 2.38% (3)(8)	505,606,967	505,607

Total Short-Term Investments (Cost $505,607)		505,607

SECURITIES LENDING COLLATERAL 0.2%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%

Short-Term Funds 0.2%

T. Rowe Price Short-Term Fund, 2.43% (3)(8)	2,184,989	21,850
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		21,850
Total Securities Lending Collateral (Cost $21,850)		21,850

Total Investments in Securities 100.1%
(Cost $12,154,556)		$14,746,068

Other Assets Less Liabilities (0.1)%		(18,834)

Net Assets 100.0%		$14,727,234

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares and Notional Amount are
	denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2019.
(3) Affiliated Companies
(4)	Security cannot be offered for public resale without first being registered
	under the Securities Act of 1933 and related rules ("restricted security").
	Acquisition date represents the day on which an enforceable right to acquire
	such security is obtained and is presented along with related cost in the
	security description. The fund has registration rights for certain restricted
	securities. Any costs related to such registration are borne by the issuer. The
	aggregate value of restricted securities (excluding 144A holdings) at period-
	end amounts to $71,296 and represents 0.5% of net assets.
(5) Level 3 in fair value hierarchy.
(6)	All or a portion of this security is pledged to cover or as collateral for written call options at July 31, 2019.
(7)	Preferred stocks are shares that carry certain preferential rights. The dividend
	rate may not be consistent each pay period and could be zero for a particular year.

T. ROWE PRICE INTERNATIONAL STOCK FUND

(8) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CHF Swiss Franc
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
USD U.S. Dollar

T. ROWE PRICE INTERNATIONAL STOCK FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.0)%
EXCHANGE-TRADED OPTIONS WRITTEN (0.0)%
		NOTIONAL
DESCRIPTION	CONTRACTS	AMOUNT	VALUE
Airbus, Call, 8/16/19 @ 130.00 (EUR)	484	6,181	$(79)
Amadeus IT Group, Call, 9/20/19 @ 76.00 (EUR)	912	6,438	(42)
Lonza Group, Call, 9/20/19 @ 355.00 (CHF)	215	7,325	(99)
Smith & Nephew, Call, 8/16/19 @ 1,750.00 (GBP)	344	6,404	(517)
Smith & Nephew, Call, 8/16/19 @ 1,800.00 (GBP)	343	6,385	(328)
Ubisoft Entertainment, Call, 8/16/19 @ 74.00 (EUR)	905	6,725	(253)
Ubisoft Entertainment, Call, 8/16/19 @ 78.00 (EUR)	921	6,843	(82)
Total Exchange-Traded Options Written (Premiums $(1,131))			(1,400)
Total Options Written (Premiums $(1,131))			$(1,400)

T. ROWE PRICE INTERNATIONAL STOCK FUND

(Amounts in 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

						Unrealized
Counterparty	Settlement	Receive			Deliver	Gain/(Loss)
UBS Investment Bank	8/15/19	USD	74,217	JPY	7,994,174	$652
Net unrealized gain (loss) on open forward
currency exchange contracts						$652

T. ROWE PRICE INTERNATIONAL STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
Fujitsu General		$(861)			$6,243	$676
Seven Generations Energy,
Class A		244			(57,238)	—
T. Rowe Price Government
Reserve Fund		—			—	6,854
T. Rowe Price Short-Term Fund		—			—	—++
Totals		$(617	) #		$(50,995)	$7,530+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	10/31/18	Cost			Cost	7/31/19
Fujitsu General	$88,647			$337	$5,012$	90,215
Seven Generations Energy,
Class A	*	72,591			3,177	101,126
T. Rowe Price Government
Reserve Fund	157,339			¤	¤	505,607
T. Rowe Price Short-Term
Fund	117,049			¤	¤	21,850
						$718,798^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $7,530 of dividend income and $0 of interest income.
*					On the date indicated, issuer was held but not considered an affiliated company.
¤					Purchase and sale information not shown for cash management funds.
^					The cost basis of investments in affiliated companies was $815,227.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERNATIONAL STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in
Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE INTERNATIONAL STOCK FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks		$2,043,850$	12,075,654$	— $	14,119,504
Convertible Preferred Stocks		—	—	71,296	71,296
Preferred Stocks		—	27,811	—	27,811
Short-Term Investments		505,607	—	—	505,607
Securities Lending Collateral		21,850	—	—	21,850
Total Securities		2,571,307	12,103,465	71,296	14,746,068
Forward Currency Exchange Contracts		—	652	—	652
Total		$2,571,307$	12,104,117$	71,296$	14,746,720
Liabilities
Options Written	$	— $	1,400$	— $	1,400

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $2,215,000 for the period ended July 31, 2019.

($000 s)		Beginning
		Balance	Gain (Loss)	Total	Ending Balance
		11/1/18	During Period	Purchases	7/31/19
Investment in Securities
Convertible Preferred Stocks		$25,753$	2,215$	43,328	$71,296

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.5%
Common Stocks 4.5%
BHP Group	5,591,404	153,935
Downer EDI	10,305,945	50,633
Healius	17,589,384	35,261
Incitec Pivot	19,468,676	46,223
South32	25,129,502	53,470
Suncorp Group	7,118,640	65,611
WorleyParsons	4,518,459	49,511
Total Australia (Cost $444,745)		454,644

AUSTRIA 0.5%
Common Stocks 0.5%
BAWAG Group	1,368,147	54,372
Total Austria (Cost $69,185)		54,372

BELGIUM 1.3%
Common Stocks 1.3%
KBC Group	2,059,200	132,402
Total Belgium (Cost $150,965)		132,402

BRAZIL 0.7%
Common Stocks 0.7%
Energias do Brasil	14,001,934	70,297
Total Brazil (Cost $44,911)		70,297

CANADA 3.8%
Common Stocks 3.8%
Bombardier, Class B (1)(2)	20,832,495	35,831
Cameco	1,747,375	16,047
Franco-Nevada	1,214,495	105,548
Magna International (USD)	1,191,750	60,088
National Bank of Canada (2)	1,559,300	75,472
TC Energy	1,725,200	84,469
Total Canada (Cost $331,735)		377,455

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
CHILE 0.4%
Common Stocks 0.4%
Antofagasta (GBP)	3,786,507	42,723
Total Chile (Cost $38,322)		42,723

CHINA 2.2%
Common Stocks 2.2%
China Longyuan Power Group, H Shares (HKD)	47,280,000	28,911
Fosun International (HKD)	38,801,000	50,723
PICC Property & Casualty, H Shares (HKD)	46,902,000	55,690
Tsingtao Brewery, H Shares (HKD)	11,872,000	69,436
YY, ADR (USD) (1)(2)	289,106	18,558
Total China (Cost $244,856)		223,318

DENMARK 0.2%
Common Stocks 0.2%
Danske Bank	1,590,945	23,614
Total Denmark (Cost $40,162)		23,614

FRANCE 9.4%
Common Stocks 9.4%
AXA	3,292,361	82,929
BNP Paribas	4,133,490	193,448
Criteo, ADR (USD) (1)	786,321	14,916
Dassault Aviation	36,633	50,351
Electricite de France	5,765,372	71,371
Engie	6,445,335	99,191
Eutelsat Communications	2,225,454	42,543
Orange	6,744,961	99,977
Schneider Electric	986,736	85,132
TOTAL	4,069,312	210,914
Total France (Cost $970,547)		950,772

GERMANY 8.8%
Common Stocks 8.8%
Allianz	664,452	154,159
BASF	930,951	61,801
Bayer	1,875,201	121,455
BMW	737,307	54,258
Commerzbank	8,291,962	56,266

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Daimler	1,537,555	79,456
GEA Group	1,855,798	46,061
HeidelbergCement	514,439	37,152
HUGO BOSS	398,739	25,061
Munich Re	292,953	69,813
Siemens	905,109	98,506
Telefonica Deutschland Holding	17,787,546	44,782
Zalando (1)	729,409	33,368
Total Germany (Cost $1,045,575)		882,138

HONG KONG 1.7%
Common Stocks 1.7%
AIA Group	12,954,000	132,840
Hongkong Land Holdings (USD)	6,076,303	37,056
Total Hong Kong (Cost $81,735)		169,896

HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	842,019	35,067
Total Hungary (Cost $35,539)		35,067

INDIA 1.0%
Common Stocks 1.0%
ICICI Bank, ADR (USD)	5,141,113	62,773
Petronet LNG	11,897,036	40,664
Total India (Cost $76,363)		103,437

INDONESIA 0.5%
Common Stocks 0.5%
Bank Negara Indonesia Persero	86,509,200	51,862
Total Indonesia (Cost $53,956)		51,862

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
IRELAND 0.4%

Common Stocks 0.4%
Ryanair Holdings, ADR (USD) (1)	643,545	39,983
Total Ireland (Cost $41,216)		39,983

ITALY 0.7%

Common Stocks 0.7%
Leonardo	2,034,490	24,771
Prysmian	2,157,069	44,407
Total Italy (Cost $68,319)		69,178

JAPAN 21.5%

Common Stocks 21.5%
Asics (2)	4,119,800	44,144
Astellas Pharma	7,991,400	113,253
Benesse Holdings	2,129,600	49,843
Bridgestone	2,038,200	76,515
Coca-Cola Bottlers Japan Holdings (2)	3,192,300	78,578
DeNA	1,566,000	29,868
DIC (2)	1,838,400	49,599
Ezaki Glico	1,568,000	68,078
Fujitsu	1,059,100	82,651
Hitachi Metals	5,337,700	56,117
Ibiden	1,825,900	32,553
Japan Tobacco	3,435,800	75,704
JGC	3,646,900	47,480
Kirin Holdings	4,227,900	91,696
Mitsubishi Electric	6,944,500	90,700
Mitsubishi Estate	1,649,800	30,368
Mitsubishi Motors	12,171,100	53,559
Mitsubishi UFJ Financial Group	23,630,700	116,712
Mitsubishi UFJ Lease & Finance	5,304,000	28,107
Mitsui Mining & Smelting	783,800	18,008
Nippon Shokubai	930,300	60,381
Nippon Telegraph & Telephone	3,375,400	152,336
ORIX	4,007,800	57,199
Otsuka Holdings	690,600	25,397
Sompo Holdings	2,155,600	89,270
Stanley Electric	2,571,000	63,752
Sumitomo	6,148,400	91,234
Sumitomo Metal Mining	1,222,900	34,735
Takeda Pharmaceutical	3,692,200	127,070

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Tokyo Electron	393,500	66,648
Toyota Motor	2,472,600	159,763
Total Japan (Cost $2,256,881)		2,161,318

NETHERLANDS 4.2%
Common Stocks 4.2%
ABN AMRO Bank, GDR	4,176,098	83,595
Akzo Nobel	760,444	71,752
ASML Holding	426,983	95,142
Koninklijke DSM	680,724	84,334
NXP Semiconductors (USD)	817,549	84,526
Total Netherlands (Cost $368,630)		419,349

NORWAY 0.3%
Common Stocks 0.3%
Yara International	647,623	30,341
Total Norway (Cost $25,716)		30,341

PORTUGAL 1.0%
Common Stocks 1.0%
Banco Comercial Portugues, Class R (2)	144,449,119	36,917
Galp Energia	4,351,657	67,747
Total Portugal (Cost $112,803)		104,664

RUSSIA 0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD)	3,593,010	53,335
Total Russia (Cost $41,566)		53,335

SINGAPORE 1.1%
Common Stocks 1.1%
United Overseas Bank	6,005,336	114,418
Total Singapore (Cost $93,579)		114,418

SOUTH KOREA 1.8%
Common Stocks 1.8%
KT	465,772	10,953
KT, ADR (USD)	4,010,924	47,329

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Samsung Electronics	3,252,552	123,189
Total South Korea (Cost $168,700)		181,471

SPAIN 1.6%
Common Stocks 1.6%
Iberdrola (2)	11,969,336	113,558
Iberdrola, Interim Shares (1)	2,610	25
Indra Sistemas (1)	3,056,554	26,178
Tecnicas Reunidas (1)	759,980	18,325
Total Spain (Cost $140,332)		158,086

SWEDEN 1.8%
Common Stocks 1.8%
Getinge, B Shares	5,192,665	76,190
Nordea Bank	15,634,862	100,302
Total Sweden (Cost $205,140)		176,492

SWITZERLAND 8.0%
Common Stocks 8.0%
Adecco Group	820,043	44,741
Novartis	2,311,953	212,003
PSP Swiss Property	687,442	82,425
Roche Holding	818,600	219,111
UBS Group	7,128,790	79,570
Zurich Insurance Group	467,819	162,722
Total Switzerland (Cost $681,168)		800,572

TAIWAN 1.1%
Common Stocks 1.1%
Taiwan Semiconductor Manufacturing	13,498,000	110,995
Total Taiwan (Cost $65,418)		110,995

UNITED KINGDOM 19.2%
Common Stocks 19.2%
Amcor (AUD)	7,353,987	77,814
ASOS (1)	994,325	31,224
AstraZeneca, ADR (USD)	4,234,305	183,811
BP, ADR (USD)	4,201,862	166,982
British American Tobacco	2,008,628	71,573

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Britvic	2,747,887	30,530
BT Group	34,184,558	80,072
Cobham (1)	9,309,588	18,641
GlaxoSmithKline, ADR (USD)	4,652,242	192,045
Great Portland Estates	4,397,370	35,323
HSBC Holdings	9,894,774	79,242
Investec	7,304,094	41,558
Liberty Global, Class A (USD) (1)(2)	1,088,211	29,023
Lloyds Banking Group	176,731,942	114,325
Meggitt	9,687,425	69,908
Next	934,992	68,824
Playtech	4,734,535	25,416
Prudential	4,925,463	101,338
Rolls-Royce Holdings	9,059,665	94,695
Royal Dutch Shell, B Shares	6,190,443	195,526
Smiths Group	3,410,311	67,824
Travis Perkins	2,114,944	35,013
Weir Group	2,039,650	36,874
WPP	7,476,388	88,068
Total United Kingdom (Cost $2,009,671)		1,935,649

SHORT-TERM INVESTMENTS 1.0%

Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 2.38% (3)(4)	97,787,643	97,788
Total Short-Term Investments (Cost $97,788)		97,788

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

		Shares	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 0.3%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.3%

Short-Term Funds 0.3%

T. Rowe Price Short-Term Fund, 2.43% (3)(4)		3,016,820	30,168

Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank			30,168

Total Securities Lending Collateral (Cost $30,168)			30,168

Total Investments in Securities 99.9%
(Cost $10,035,691)			$10,055,804

Other Assets Less Liabilities 0.1%			7,876

Net Assets 100.0%			$10,063,680

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency
	of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at July 31, 2019.
(3)	Affiliated Companies
(4)	Seven-day yield
ADR	American Depositary Receipts
AUD	Australian Dollar
GBP	British Pound
GDR	Global Depositary Receipts
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$2,482
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$2,482+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$106,794		¤	¤ $	97,788
T. Rowe Price Short-Term
Fund	116,277		¤	¤	30,168
$127,956^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $2,482 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $127,956.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$900,033$	9,027,815$	— $	9,927,848
Short-Term Investments	97,788	—	—	97,788

Securities Lending Collateral	30,168	—	—	30,168
Total	$1,027,989$	9,027,815$	— $	10,055,804

T. ROWE PRICE JAPAN FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
JAPAN 99.3%
COMMON STOCKS 98.8%

Automobiles & Transportation Equipment 7.2%
Isuzu Motors	650,500	7,198
Jamco (1)	143,700	2,619
Mitsubishi Motors	1,688,300	7,429
Nippon Seiki	494,900	8,668
Shimano	82,200	11,605
Suzuki Motor	396,000	15,487
Total Automobiles & Transportation Equipment		53,006

Construction & Materials 1.1%
Sumitomo Densetsu	432,000	7,658
Total Construction & Materials		7,658

Electric Appliances & Precision Instruments 13.6%
FANUC	78,900	14,023
Hamamatsu Photonics	153,200	5,681
Keyence	40,900	23,470
Mabuchi Motor	223,200	7,706
Mitsubishi Electric	1,121,000	14,641
Murata Manufacturing	177,200	8,114
Nidec	45,600	6,098
Nippon Ceramic	155,300	4,048
Renesas Electronics (2)	386,100	2,269
Shimadzu	345,900	8,305
Zojirushi (1)	437,300	5,268
Total Electric Appliances & Precision Instruments		99,623

Financials ex-Banks 0.9%
Aruhi (1)	176,900	3,324

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)

Zenkoku Hosho	86,500	3,374
Total Financials ex-Banks		6,698

Foods 3.0%
Calbee	295,200	8,328
Coca-Cola Bottlers Japan Holdings	285,200	7,020
Ezaki Glico	153,300	6,656
Total Foods		22,004

IT & Services & Others 33.1%
Benefit One	575,800	9,836
CyberAgent	222,900	8,944
GMO Payment Gateway	225,700	16,307
Hikari Tsushin	47,400	10,451
Istyle (1)(2)	508,100	3,832
Money Forward (2)	156,600	4,756
Nintendo	22,900	8,425
Nippon Kanzai	215,900	3,637
Nippon Telegraph & Telephone	546,500	24,664
NTT DOCOMO	737,200	17,676
Pigeon (1)	134,200	4,894
Recruit Holdings	568,900	19,264
Sansan (1)(2)	29,300	1,594
Sansan, Acquisition Date: 12/4/18, Cost: $3,519 (2)(3)	117,647	6,082
SMS	741,100	16,455
SoftBank	754,900	10,172
SoftBank Group	697,000	35,587
Solasto (1)	1,686,800	18,407
TechnoPro Holdings	129,600	7,318
UT Group (1)	376,500	8,261
Yume No Machi Souzou Iinkai (1)	227,300	3,408

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)

Yumeshin Holdings (1)	428,200	3,135
Total IT & Services & Others		243,105

Machinery 13.6%
Daikin Industries	148,400	18,419
Disco	21,300	3,909
Fujitec	640,600	7,986
Hoshizaki	212,500	15,013
Komatsu	258,900	5,789
Kubota	744,500	11,484
Mitsubishi Heavy Industries	189,999	7,838
Miura	891,600	24,646
SMC	12,800	4,638
Total Machinery		99,722

Pharmaceutical 5.8%
Chugai Pharmaceutical	269,100	19,253
Eiken Chemical	296,600	4,984
Takeda Pharmaceutical	526,000	18,103
Total Pharmaceutical		42,340

Raw Materials & Chemicals 8.2%
Daio Paper (1)	1,440,600	17,206
FUJIFILM Holdings	189,300	8,972
Kansai Paint	509,200	10,055
Nifco	201,800	4,977
Nippon Paint Holdings	174,800	7,606
Pola Orbis Holdings	196,200	4,931
Sakata INX	297,000	2,982
Sumitomo Seika Chemicals	120,100	3,752
Total Raw Materials & Chemicals		60,481

Real Estate 3.4%
Hoshino Resorts REIT	1,938	10,017

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)
Mitsui Fudosan Logistics Park	2,487	8,976
Mori Hills REIT Investment (1)	4,251	6,255
Total Real Estate		25,248

Retail Trade 6.3%
FamilyMart UNY Holdings	209,600	4,475
Fast Retailing	10,000	5,998
JINS Holdings	91,000	4,790
Mercari (2)	72,500	1,933
Pan Pacific International Holdings	80,600	5,156
Seria	200,800	4,695
Welcia Holdings	118,000	5,483
ZOZO	737,300	13,903
Total Retail Trade		46,433

Steel & Nonferrous Metals 2.0%
Hitachi Metals	699,400	7,353
Sumitomo Electric Industries	608,400	7,528
Total Steel & Nonferrous Metals		14,881

Transportation & Logistics 0.6%
Central Japan Railway	19,800	3,980
Total Transportation & Logistics		3,980

Total Common Stocks		725,179
CONVERTIBLE PREFERRED STOCKS 0.5%
IT & Services & Others 0.5%
Freee, Series E, Acquisition Date: 8/8/18, Cost: $3,591 (2)(3)(4)	93,024	3,677
Total IT & Services & Others		3,677

Total Convertible Preferred Stocks		3,677
Total Japan (Cost $595,791)		728,856

T. ROWE PRICE JAPAN FUND

	Shares	$ Value
(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.6%

MONEY MARKET FUNDS 0.6%

T. Rowe Price Government Reserve Fund, 2.38% (5)(6)	4,683,027	4,683

Total Short-Term Investments (Cost $4,683)		4,683

SECURITIES LENDING COLLATERAL 3.7%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 3.7%

Short-Term Funds 3.7%

T. Rowe Price Short-Term Fund, 2.43% (5)(6)	2,732,317	27,323
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		27,323
Total Securities Lending Collateral (Cost $27,323)		27,323

Total Investments in Securities 103.6%
(Cost $627,797)		$760,862

Other Assets Less Liabilities (3.6)%		(26,558)

Net Assets 100.0%		$734,304

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2019.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $9,759 and represents 1.3% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE JAPAN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$113
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$113+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$12,283		¤	¤ $	4,683
T. Rowe Price Short-Term
Fund	40,419		¤	¤	27,323
$32,006^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $113 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $32,006.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE JAPAN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Japan Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-
end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE JAPAN FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE JAPAN FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)		Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$	— $	725,179$	— $	725,179
Convertible Preferred Stocks		—	—	3,677	3,677
Short-Term Investments		4,683	—	—	4,683

Securities Lending Collateral		27,323	—	—	27,323
Total		$32,006$	725,179$	3,677	$760,862

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $132,000 for the period ended July 31, 2019.

($000 s)		Beginning
		Balance	Gain (Loss)	Ending Balance
		11/1/18	During Period		7/31/19
Investment in Securities
Convertible Preferred Stocks		$3,545		$132	$3,677

T. ROWE PRICE LATIN AMERICA FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
ARGENTINA 7.4%

Common Stocks 7.4%
Banco BBVA Argentina, ADR (USD)	335,700	3,891
Despegar. com (USD) (1)	282,140	3,671
Grupo Financiero Galicia, ADR (USD)	121,000	4,445
IRSA Propiedades Comerciales, ADR (USD)	109,100	2,291
Loma Negra Cia Industrial Argentina, ADR (USD) (1)	536,394	6,614
MercadoLibre (USD) (1)	26,100	16,219
Tenaris, ADR (USD) (2)	292,000	7,294
Total Argentina (Cost $34,083)		44,425

BRAZIL 60.5%

Common Stocks 36.5%
Ambev, ADR (USD)	4,154,200	21,893
Azul, ADR (USD) (1)	166,649	6,782
B3	3,054,840	33,859
Banco BTG Pactual	332,700	5,210
BB Seguridade Participacoes	1,303,500	11,104
BK Brasil Operacao e Assessoria a Restaurantes	911,700	4,909
BR Malls Participacoes	2,162,080	8,521
CCR	1,807,100	7,103
CPFL Energia	344,965	2,910
Energias do Brasil	651,768	3,272
Ez Tec Empreendimentos e Participacoes	792,089	6,810
Iguatemi Empresa de Shopping Centers	911,000	11,489
Linx	287,300	2,436
Localiza Rent A Car	352,400	4,044
Lojas Renner	2,537,686	31,419
Odontoprev	1,688,500	7,743
Petrobras Distribuidora	788,297	5,439
Raia Drogasil	1,113,300	24,067
StoneCo, Class A (USD) (1)	141,158	4,942
Suzano	1,980,613	15,876
		219,828
First Page Footer

T. ROWE PRICE LATIN AMERICA FUND

	Shares	$ Value
(Cost and value in $000s)
Preferred Stocks 24.0%
Banco Bradesco (3)	6,943,377	63,023
Itau Unibanco Holding (3)	8,274,234	75,689
Marcopolo (3)	5,831,696	5,822
		144,534
Total Brazil (Cost $163,454)		364,362

CANADA 0.2%
Common Stocks 0.2%
ERO Copper (1)	74,946	1,416
Total Canada (Cost $1,412)		1,416

CHILE 5.8%
Common Stocks 5.2%
Banco Santander Chile, ADR (USD)	555,258	16,097
Parque Arauco	1,568,814	4,256
SACI Falabella	1,750,375	10,863
		31,216
Preferred Stocks 0.6%
Embotelladora Andina, Class A (3)	1,129,477	3,401
		3,401
Total Chile (Cost $27,384)		34,617

COLOMBIA 1.4%
Common Stocks 1.3%
Grupo Aval Acciones y Valores, ADR (USD)	1,014,500	7,619
		7,619

T. ROWE PRICE LATIN AMERICA FUND

	Shares	$ Value
(Cost and value in $000s)
Preferred Stocks 0.1%
Grupo Aval Acciones y Valores (3)	2,504,783	958
		958
Total Colombia (Cost $13,241)		8,577

MEXICO 13.1%
Common Stocks 13.1%
Arca Continental SAB de CV	1,811,600	9,626
Concentradora Fibra Danhos SA de CV	6,832,400	9,270
Grupo Aeroportuario del Sureste SAB de CV, ADR (USD)	72,700	11,060
Grupo Comercial Chedraui SA de CV (2)	1,354,548	2,033
Infraestructura Energetica Nova SAB de CV (2)	1,173,200	4,522
Mexichem SAB de CV (2)	3,616,217	6,608
Promotora y Operadora de Infraestructura SAB de CV	454,965	4,097
Wal-Mart de Mexico SAB de CV	10,791,688	31,845
Total Mexico (Cost $71,349)		79,061

PANAMA 0.5%
Common Stocks 0.5%
Copa Holdings, Class A (USD)	32,600	3,296
Total Panama (Cost $2,583)		3,296

PERU 6.7%
Common Stocks 6.7%
Alicorp SAA	1,173,214	3,764
Credicorp (USD)	100,800	21,973
InRetail Peru (USD)	201,201	7,666
Southern Copper (USD)	201,300	7,205
Total Peru (Cost $21,283)		40,608

T. ROWE PRICE LATIN AMERICA FUND

	Shares	$ Value
(Cost and value in $000s)
UNITED STATES 0.6%
Common Stocks 0.6%
Liberty Latin America, Class C (1)	210,800	3,457
Total United States (Cost $4,235)		3,457

SHORT-TERM INVESTMENTS 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 2.38% (4)(5)	21,054,101	21,054
Total Short-Term Investments (Cost $21,054)		21,054

SECURITIES LENDING COLLATERAL 0.5%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.5%
Short-Term Funds 0.5%
T. Rowe Price Short-Term Fund, 2.43% (4)(5)	282,959	2,829
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		2,829
Total Securities Lending Collateral (Cost $2,829)		2,829

Total Investments in Securities 100.2%
(Cost $362,907)		$603,702
Other Assets Less Liabilities (0.2)%		(1,403)
Net Assets 100.0%		$602,299

T. ROWE PRICE LATIN AMERICA FUND

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2019.
(3) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE LATIN AMERICA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$346
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$346+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$16,077		¤	¤ $	21,054
T. Rowe Price Short-Term
Fund	2,933		¤	¤	2,829
$23,883^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $346 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $23,883.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE LATIN AMERICA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Latin America Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE LATIN AMERICA FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE LATIN AMERICA FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$148,749$	282,177$	— $	430,926
Preferred Stocks	—	148,893	—	148,893
Short-Term Investments	21,054	—	—	21,054
Securities Lending Collateral	2,829	—	—	2,829
Total	$172,632$	431,070$	— $	603,702

T. ROWE PRICE NEW ASIA FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
CAYMAN ISLANDS 0.4%

Common Stocks 0.4%
ANT International, Class C, Acquisition Date: 6/7/18, Cost
$10,313 (USD) (1)(2)(3)	1,838,333	10,313
Total Cayman Islands (Cost $10,313)		10,313

CHINA 40.5%

Common Stocks 34.0%
3SBio (HKD) (2)	16,564,000	27,973
58. com, ADR (USD) (2)	410,274	23,131
AAC Technologies Holdings (HKD)	3,200,500	17,198
Alibaba Group Holding, ADR (USD) (2)	925,155	160,154
Baozun, ADR (USD) (2)(4)	334,400	16,590
Beijing Enterprises Holdings (HKD)	4,243,500	20,718
China Mengniu Dairy (HKD)	11,381,000	45,923
China Overseas Land & Investment (HKD)	8,138,000	27,743
China Resources Beer Holdings (HKD)	7,080,000	33,173
China Unicom Hong Kong (HKD)	11,598,000	11,299
CNOOC (HKD)	16,584,000	27,343
CStone Pharmaceuticals (HKD) (2)	5,816,000	8,746
Ctrip. com International, ADR (USD) (2)	201,540	7,856
Greentown Service Group (HKD)	46,866,000	39,480
Hansoh Pharmaceutical Group (HKD) (2)	2,272,000	6,167
Minth Group (HKD)	11,934,000	33,631
NetEase, ADR (USD)	71,800	16,573
PICC Property & Casualty, H Shares (HKD)	33,518,000	39,798
Ping An Insurance Group, H Shares (HKD)	732,500	8,633
Shimao Property Holdings (HKD)	13,744,500	37,960
Sinopharm Group, H Shares (HKD)	9,506,400	35,141
Tencent Holdings (HKD)	4,401,100	205,060
Tencent Music Entertainment Group, ADR (USD) (2)(4)	1,783,453	25,450
Uni-President China Holdings (HKD)	16,977,000	20,080
Wise Talent Information Technology (HKD) (2)(4)	2,869,000	6,805
Wuxi Biologics (HKD) (2)	1,462,500	15,542

First Page Footer

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)

YY, ADR (USD) (2)	157,252	10,094
		928,261
Common Stocks - China A Shares 6.5%
BTG Hotels Group (5)	1,721,923	4,223
BTG Hotels Group (CNH)	4,070,700	9,958
Hongfa Technology (CNH)	3,899,092	14,154
Huayu Automotive Systems (5)	2,754,508	9,196
Jiajiayue Group (5)	5,595,165	18,689
Kweichow Moutai (5)	4,500	631
Kweichow Moutai (CNH)	91,006	12,730
Midea Group (5)	539,000	4,246
Midea Group (CNH)	1,107,604	8,701
Ping An Insurance Group (CNH)	1,210,200	15,299
Shenzhen Inovance Technology (CNH)	11,975,466	42,956
Yifeng Pharmacy Chain (CNH)	1,135,717	11,445
Yixintang Pharmaceutical Group (CNH)	7,073,010	25,088
		177,316
Total China (Cost $850,209)		1,105,577

HONG KONG 8.7%

Common Stocks 8.7%
AIA Group	12,066,800	123,742
Hang Lung Properties	4,717,000	11,092
HKT Trust & HKT	38,046,000	60,776
Pacific Textiles Holdings	9,748,000	7,689
Samsonite International	12,905,100	25,269
Stella International Holdings	4,735,500	7,635
Total Hong Kong (Cost $172,183)		236,203

INDIA 12.4%

Common Stocks 12.4%
Axis Bank	4,376,647	42,758
Colgate-Palmolive India	1,478,938	25,509
HDFC Bank	2,983,772	97,241

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
Housing Development Finance	664,942	20,456
ICICI Bank	4,308,992	26,592
Kotak Mahindra Bank	2,854,314	62,731
Shriram Transport Finance	2,627,496	36,768
Voltas	3,177,543	26,704
Total India (Cost $249,840)		338,759

INDONESIA 2.2%
Common Stocks 2.2%
Astra International	46,326,000	22,961
Bank Central Asia	16,419,500	36,047
Hero Supermarket (2)	41,025,500	2,208
Total Indonesia (Cost $49,834)		61,216

MALAYSIA 0.4%
Common Stocks 0.4%
Malaysia Airports Holdings	5,413,100	10,964
Total Malaysia (Cost $8,092)		10,964

PHILIPPINES 1.8%
Common Stocks 1.8%
Bank of the Philippine Islands	10,987,760	19,367
Manila Water	17,019,500	7,849
Universal Robina	6,665,910	20,888
Total Philippines (Cost $47,470)		48,104

SINGAPORE 2.8%
Common Stocks 2.8%
DBS Group Holdings	2,662,700	50,769
SATS	7,423,800	25,866
Total Singapore (Cost $62,387)		76,635

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
SOUTH KOREA 9.9%
Common Stocks 8.7%
CJ Logistics (2)	218,860	25,267
NAVER	432,613	50,191
POSCO	16,562	3,122
Samsung Electronics	4,205,505	159,282
		237,862
Preferred Stocks 1.2%
Samsung Electronics (6)	1,052,544	32,552
		32,552
Total South Korea (Cost $175,036)		270,414

SRI LANKA 0.3%
Common Stocks 0.3%
Commercial Bank of Ceylon	15,163,496	9,363
Total Sri Lanka (Cost $13,813)		9,363

SWITZERLAND 0.7%
Common Stocks 0.7%
DKSH Holding	396,113	20,003
Total Switzerland (Cost $31,634)		20,003

TAIWAN 9.3%
Common Stocks 9.3%
Largan Precision	307,000	41,500
MediaTek	4,594,000	45,950
President Chain Store	850,000	8,174
Silergy	1,436,000	28,967
Taiwan Semiconductor Manufacturing	15,683,574	128,967
Total Taiwan (Cost $146,460)		253,558

T. ROWE PRICE NEW ASIA FUND

	Shares	$ Value
(Cost and value in $000s)
THAILAND 2.0%
Common Stocks 2.0%
CP ALL	19,003,900	53,074
Total Thailand (Cost $28,685)		53,074

UNITED KINGDOM 2.0%
Common Stocks 2.0%
Prudential	1,731,766	35,630
Standard Chartered	2,271,060	18,690
Total United Kingdom (Cost $56,942)		54,320

VIETNAM 1.0%
Common Stocks 1.0%
Bank For Foreign Trade of Vietnam	5,503,440	18,877
Vincom Retail	5,694,060	8,997
Total Vietnam (Cost $24,466)		27,874

SHORT-TERM INVESTMENTS 4.9%
Money Market Funds 4.9%
T. Rowe Price Government Reserve Fund, 2.38% (7)(8)	134,819,502	134,819
Total Short-Term Investments (Cost $134,819)		134,819

T. ROWE PRICE NEW ASIA FUND

Shares	$ Value
(Cost and value in $000s)

SECURITIES LENDING COLLATERAL 0.8%

Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.8%

Short-Term Funds 0.8%

T. Rowe Price Short-Term Fund, 2.43% (7)(8)	2,264,963	22,650
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank	22,650
Total Securities Lending Collateral (Cost $22,650)	22,650

Total Investments in Securities 100.1%
(Cost $2,084,833)	$2,733,846

Other Assets Less Liabilities (0.1)%	(2,204)

Net Assets 100.0%	$2,731,642

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $10,313 and represents 0.4% of net assets.
(2)	Non-income producing
(3)	Level 3 in fair value hierarchy.
(4)	All or a portion of this security is on loan at July 31, 2019.
(5)	China A shares held through the QFII are subject to certain restrictions.
(6)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(7)	Seven-day yield
(8)	Affiliated Companies
ADR	American Depositary Receipts
CNH	Offshore China Renminbi
HKD	Hong Kong Dollar
USD	U. S. Dollar

T. ROWE PRICE NEW ASIA FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$1,317
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$1,317+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$41,831		¤	¤ $	134,819
T. Rowe Price Short-Term
Fund	11,295		¤	¤	22,650
$157,469^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $1,317 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $157,469.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW ASIA FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Asia Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE NEW ASIA FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE NEW ASIA FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$259,848$	2,273,664$	10,313$	2,543,825
Preferred Stocks	—	32,552	—	32,552
Short-Term Investments	134,819	—	—	134,819
Securities Lending Collateral	22,650	—	—	22,650
Total	$417,317$	2,306,216$	10,313$	2,733,846

Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2019, totaled $0 for the period ended July 31, 2019.

($000 s)
	Beginning			Ending
	Balance	Gain (Loss)		Balance
	11/1/18	During Period		7/31/19
Investment in Securities
Common Stocks	$10,313$	–		$10,313

T. ROWE PRICE OVERSEAS STOCK FUND
July 31, 2019 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 4.2%
Common Stocks 4.2%
Australia & New Zealand Banking Group	5,843,471	111,053
BHP Group	1,076,705	29,642
Challenger	14,108,959	67,969
CSL	350,580	54,705
Independence Group	19,703,323	71,352
Macquarie Group	1,345,558	117,762
Rio Tinto	721,054	48,258
Scentre Group	24,669,932	67,204
South32	21,688,660	46,148
Telstra	7,693,555	20,860
WorleyParsons	7,581,425	83,074
Total Australia (Cost $662,914)		718,027

AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank	998,525	35,840
Total Austria (Cost $32,581)		35,840

BELGIUM 0.4%
Common Stocks 0.4%
Umicore (1)	2,374,970	74,345
Total Belgium (Cost $69,998)		74,345

CANADA 3.1%
Common Stocks 3.1%
Element Fleet Management	14,621,004	111,225
Magna International (USD)	2,750,200	138,665
National Bank of Canada (1)	2,525,100	122,218
Sun Life Financial	3,920,174	162,890

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Canada (Cost $478,079)		534,998

CHILE 0.5%
Common Stocks 0.5%
Antofagasta (GBP)	7,656,966	86,392
Total Chile (Cost $88,830)		86,392

CHINA 3.0%
Common Stocks 3.0%
Alibaba Group Holding, ADR (USD) (2)	585,685	101,388
Baidu, ADR (USD) (2)	359,300	40,134
Beijing Enterprises Holdings (HKD)	9,867,500	48,175
PICC Property & Casualty, H Shares (HKD)	44,866,000	53,272
Ping An Insurance Group, H Shares (HKD)	10,900,500	128,471
Tencent Holdings (HKD)	1,753,900	81,720
YY, ADR (USD) (2)	1,060,970	68,104
Total China (Cost $389,652)		521,264

DENMARK 1.3%
Common Stocks 1.3%
Ascendis Pharma, ADR (USD) (2)	268,713	31,106
Danske Bank	3,965,871	58,864
GN Store Nord	1,384,006	65,651
Novo Nordisk, Class B	1,404,959	67,465
Total Denmark (Cost $248,350)		223,086

FINLAND 0.6%
Common Stocks 0.6%
Stora Enso, R Shares	8,754,170	100,817

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Finland (Cost $90,372)		100,817

FRANCE 8.7%

Common Stocks 8.7%
Air Liquide	832,509	114,917
AXA	7,500,724	188,931
BNP Paribas	3,254,418	152,307
Engie	10,019,206	154,191
Eutelsat Communications	4,198,361	80,259
Kering	195,305	100,877
L'Oreal	614,984	164,548
Legrand	1,002,775	70,637
Sanofi	2,060,886	171,738
TOTAL	4,756,591	246,536
Unibail-Rodamco-Westfield	401,099	53,671
Total France (Cost $1,523,203)		1,498,612

GERMANY 8.0%

Common Stocks 8.0%
BASF	1,589,731	105,533
Bayer	2,996,486	194,080
Commerzbank	3,237,374	21,968
Covestro	1,490,315	67,215
E. ON	4,296,548	42,789
Fresenius	2,442,454	122,043
Knorr-Bremse	658,498	66,786
Munich Re	755,903	180,138
Siemens	2,632,167	286,468
Siemens Healthineers	1,926,267	79,973
Stroeer	939,545	74,012
Telefonica Deutschland Holding	27,641,179	69,590
Zalando (2)	1,330,345	60,859

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Germany (Cost $1,637,739)		1,371,454

HONG KONG 1.6%
Common Stocks 1.6%
AIA Group	11,610,600	119,064
CK Hutchison Holdings	12,467,524	116,509
Samsonite International	20,971,500	41,064
Total Hong Kong (Cost $268,755)		276,637

IRELAND 0.6%
Common Stocks 0.6%
DCC (GBP)	1,165,901	98,319
Total Ireland (Cost $62,801)		98,319

ITALY 1.6%
Common Stocks 1.6%
Intesa Sanpaolo	30,644,796	66,466
Moncler	2,433,668	99,927
Prysmian	3,206,249	66,006
Telecom Italia	78,087,480	41,505
Total Italy (Cost $298,124)		273,904

JAPAN 20.9%
Common Stocks 20.9%
Aisin Seiki	1,257,600	40,870
Asahi Kasei	10,595,600	107,788
Astellas Pharma	14,785,200	209,534
Central Japan Railway	477,200	95,923
CyberAgent (1)	1,384,600	55,557
Electric Power Development, Class C	3,157,800	70,691
Hamamatsu Photonics	1,311,700	48,644
Honda Motor	1,921,500	47,808

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Kirin Holdings	2,549,800	55,301
Miraca Holdings	349,300	7,898
Mitsubishi	4,189,700	112,503
Mitsubishi Electric	13,593,500	177,541
Mitsubishi UFJ Financial Group	25,906,900	127,954
Mitsubishi UFJ Lease & Finance	10,256,100	54,349
Mitsui Fudosan	4,770,400	107,688
Mitsui Mining & Smelting	1,486,200	34,145
Murata Manufacturing	1,647,600	75,445
Nippon Telegraph & Telephone	6,630,500	299,242
Omron	1,477,800	70,308
Panasonic	9,337,400	78,735
Pola Orbis Holdings	1,287,000	32,344
Recruit Holdings	3,013,800	102,055
Renesas Electronics (2)	6,116,800	35,950
Seven & i Holdings	3,368,700	114,967
SMC	203,800	73,849
SoftBank Group	1,572,400	80,284
Sony	1,394,000	79,282
Stanley Electric	2,258,800	56,011
Sumitomo	11,695,500	173,546
Sumitomo Mitsui Trust Holdings	2,219,631	75,863
Sumitomo Rubber Industries	3,342,100	36,481
Suzuki Motor	2,035,200	79,594
Takeda Pharmaceutical, ADR (USD)	2,350,202	41,364
TechnoPro Holdings	747,600	42,217
THK	3,877,900	97,732
Tokio Marine Holdings	2,994,700	158,962
Tokyo Electron	627,400	106,264
Tosoh	1,121,800	15,723
Toyota Motor	3,367,800	217,604
Welcia Holdings	1,042,500	48,440
Yahoo Japan	14,159,500	41,472

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Japan (Cost $3,200,097)		3,587,928

NETHERLANDS 4.8%
Common Stocks 4.8%
ABN AMRO Bank, GDR	5,103,333	102,156
ASML Holding	574,126	127,929
ING Groep	12,741,103	141,372
Koninklijke Philips	6,644,543	311,701
NXP Semiconductors (USD)	1,381,300	142,813
Total Netherlands (Cost $730,595)		825,971

NORWAY 2.2%
Common Stocks 2.2%
DNB	9,134,015	163,413
Equinor	6,216,307	111,460
Storebrand	14,190,854	95,897
Total Norway (Cost $369,635)		370,770

SINGAPORE 1.7%
Common Stocks 1.7%
DBS Group Holdings	6,694,000	127,634
United Overseas Bank	3,838,600	73,136
Wilmar International	30,588,200	88,419
Total Singapore (Cost $225,665)		289,189

SOUTH KOREA 1.6%
Common Stocks 1.6%
KT	1,881,438	44,243
NAVER	363,034	42,118
Samsung Electronics	5,075,248	192,224

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total South Korea (Cost $233,108)		278,585

SPAIN 0.4%
Common Stocks 0.4%
Telefonica	9,244,988	70,480
Total Spain (Cost $132,720)		70,480

SWEDEN 2.2%
Common Stocks 2.2%
Autoliv, SDR	970,606	70,274
Elekta, B Shares	6,081,103	86,521
LM Ericsson, B Shares	10,508,655	91,943
Svenska Handelsbanken, A Shares	14,531,422	130,753
Total Sweden (Cost $421,397)		379,491

SWITZERLAND 9.2%
Common Stocks 9.2%
ABB	6,155,987	116,207
Alcon (2)	804,555	46,591
GAM Holding (2)	2,879,545	12,608
Nestle	5,460,441	579,283
Novartis	3,837,518	351,896
Roche Holding	1,190,751	318,723
Zurich Insurance Group	414,294	144,104
Total Switzerland (Cost $1,317,088)		1,569,412

TAIWAN 1.7%
Common Stocks 1.7%
Largan Precision	485,000	65,562
Taiwan Semiconductor Manufacturing	28,434,089	233,815

T. ROWE PRICE OVERSEAS STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Total Taiwan (Cost $183,059)		299,377

UNITED KINGDOM 17.0%

Common Stocks 17.0%
Amcor (AUD)	7,095,512	75,080
ASOS (1)(2)	1,747,644	54,880
Aviva	16,104,916	79,069
Barclays, ADR (USD)	2,194,004	16,411
BHP Group	4,845,592	115,536
Burberry Group	3,980,192	109,749
Close Brothers Group	1,019,982	16,468
Compass Group	4,308,659	109,011
Diageo	3,787,407	157,936
Direct Line Insurance Group	25,960,361	101,549
GlaxoSmithKline, ADR (USD)	4,238,313	174,958
Great Portland Estates	6,489,782	52,130
Johnson Matthey	2,610,654	101,795
Kingfisher	31,459,432	84,937
Lloyds Banking Group	158,994,631	102,851
Meggitt	20,010,815	144,405
Melrose Industries	37,360,405	84,319
National Grid	9,101,666	93,286
Persimmon	3,149,109	76,834
Prudential	8,908,089	183,277
Royal Dutch Shell, Class B, ADR (USD)	2,905,352	184,403
RSA Insurance Group	8,789,984	59,784
Standard Chartered	9,565,276	78,719
Unilever	6,687,064	402,309
Vodafone Group, ADR (USD) (1)	7,869,794	142,601
WPP	9,701,547	114,279

T. ROWE PRICE OVERSEAS STOCK FUND

		Shares	$ Value
(Cost and value in $000s)
Total United Kingdom (Cost $3,213,677)			2,916,576

UNITED STATES 0.8%
Common Stocks 0.8%
Broadcom		461,400	133,801
Total United States (Cost $17,559)			133,801

SHORT-TERM INVESTMENTS 3.4%
Money Market Funds 3.4%
T. Rowe Price Government Reserve Fund, 2.38% (3)(4)		578,327,895	578,328
Total Short-Term Investments (Cost $578,328)			578,328

SECURITIES LENDING COLLATERAL 0.2%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 2.43% (3)(4)		2,493,141	24,931
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank			24,931
Total Securities Lending Collateral (Cost $24,931)			24,931

Total Investments in Securities 99.9%
(Cost $16,499,257)			$17,138,534
Other Assets Less Liabilities 0.1%			16,809
Net Assets 100.0%			$17,155,343

‡	Country classifications are generally based on MSCI categories or another
	unaffiliated third party data provider; Shares are denominated in the currency
	of the country presented unless otherwise noted.
(1)	All or a portion of this security is on loan at July 31, 2019.
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts

T. ROWE PRICE OVERSEAS STOCK FUND

AUD Australian Dollar
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
SDR Swedish Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE OVERSEAS STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$10,276
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$10,276+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/18	Cost		Cost	7/31/19
T. Rowe Price Government
Reserve Fund	$381,423		¤	¤ $	578,328
T. Rowe Price Short-Term
Fund	133,525		¤	¤	24,931
$603,259^
#					Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+					Investment income comprised $10,276 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $603,259.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE OVERSEAS STOCK FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Overseas Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE OVERSEAS STOCK FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE OVERSEAS STOCK FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$1,215,748$	15,319,527$	— $	16,535,275
Short-Term Investments	578,328	—	—	578,328
Securities Lending Collateral	24,931	—	—	24,931
Total	$1,819,007$	15,319,527$	— $	17,138,534